			 ANNUITY INVESTORS VARIABLE ACCOUNT A
					  of
		 ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)
				     PROSPECTUS
				       for the
			   Commodore Nauticus(SERVICEMARK)
		       Group Flexible Premium Deferred Annuity
				      Issued by
		       ANNUITY INVESTORS LIFE INSURANCE COMPANY
	      P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771


     This Prospectus describes the Commodore Nauticus(SERVICEMARK), a Group Flexible Premium Deferred Annuity Contract (the "Contract") issued by Annuity Investors Life Insurance Company(REGISTERED) (the "Company") and the Certificates of Participation under the Contract ("Certificates").

     A Certificate provides for the accumulation of an Account Value on a fixed or variable basis, or a combination of both. The Certificate also provides for the payment of periodic annuity payments on a fixed or variable basis, or a combination of both. If the variable basis is chosen, annuity values will be held in Annuity Investors Variable Account A (the "Separate Account") and will vary according to the investment performance of the mutual funds in which the Sub-Accounts of the Separate Account invest. If the fixed basis is chosen, periodic annuity payments from the Company's general account will be fixed and will not vary.

     The Separate Account is divided into Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a designated registered investment company or portfolio thereof (each, a "Fund"). The Funds available for investment in the Separate Account under the Contract are as follows: from Janus Aspen Series, (1) the Aggressive Growth Portfolio, (2) the Worldwide Growth Portfolio, (3) the Balanced Portfolio, and (4) the Short-Term Bond Portfolio; (5) Dreyfus Variable Investment Fund-Capital Appreciation Portfolio; (6) The Dreyfus Socially Responsible Growth Fund, Inc.; (7) Dreyfus Stock Index Fund; and from Merrill Lynch Variable Series Funds, Inc., (8) the Basic Value Focus Fund, (9) the Global Strategy Focus Fund, (10) the High Current Income Fund and (11) the Domestic Money Market Fund.

     This Prospectus sets forth the basic information that a prospective investor should know before investing. A "Statement of Additional Information" containing more detailed information about the Contract is available free of charge by writing to the Company's Administrative Office at P.O. Box 5423, Cincinnati, Ohio 45201-5423. The Statement of Additional Information, which has the same date as this Prospectus, as it may be supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES REGULATORY AUTHORITIES NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Please Read this Prospectus Carefully and Retain It for Future Reference. The Date of this Prospectus is May 1, 1996.

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

     VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY FINANCIAL INSTITUTION, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

     THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. BOTH THIS PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     TABLE OF CONTENTS
     __________________________________________________________________________
									    Page

	 DEFINITIONS   . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

	 HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

	      The Contract and Certificates  . . . . . . . . . . . . . . . .   9

	      The Separate Account   . . . . . . . . . . . . . . . . . . . .   9

	      The Fixed Account  . . . . . . . . . . . . . . . . . . . . . .  10

	      Transfers Before the Annuity Commencement Date   . . . . . . .  10

	      Surrenders   . . . . . . . . . . . . . . . . . . . . . . . . .  10

	      Contingent Deferred Sales Charge ("CDSC")  . . . . . . . . . .  10

	      Other Charges and Deductions   . . . . . . . . . . . . . . . .  11

	      Annuity Benefits   . . . . . . . . . . . . . . . . . . . . . .  11

	      Death Benefit  . . . . . . . . . . . . . . . . . . . . . . . .  11

	      Federal Income Tax Consequences  . . . . . . . . . . . . . . .  11

	      Contacting the Company   . . . . . . . . . . . . . . . . . . .  12

	 SUMMARY OF EXPENSES   . . . . . . . . . . . . . . . . . . . . . . .  13

	      Examples   . . . . . . . . . . . . . . . . . . . . . . . . . .  16

	 FINANCIAL STATEMENTS FOR THE COMPANY  . . . . . . . . . . . . . . .  18

	 THE FUNDS   . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

	      Janus Aspen Series   . . . . . . . . . . . . . . . . . . . . .  18

		      Aggressive Growth Portfolio  . . . . . . . . . . . . .  18

		      Worldwide Growth Portfolio   . . . . . . . . . . . . .  18

		      Balanced Portfolio   . . . . . . . . . . . . . . . . .  18

		      Short-Term Bond Portfolio  . . . . . . . . . . . . . .  18

	      Dreyfus Funds  . . . . . . . . . . . . . . . . . . . . . . . .  19

		      Capital Appreciation Portfolio
			(Dreyfus Variable Investment Fund)   . . . . . . . .  19

		      The Dreyfus Socially Responsible Growth Fund, Inc.   .  19



     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

		      Dreyfus Stock Index Fund   . . . . . . . . . . . . . .  19

		      Merrill Lynch Variable Series Funds, Inc.  . . . . . .  20

			       Basic Value Focus Fund  . . . . . . . . . . .  20

			       Global Strategy Focus Fund  . . . . . . . . .  20

			       High Current Income Fund  . . . . . . . . . .  20

			       Domestic Money Market Fund  . . . . . . . . .  20

		      Additions, Deletions, or Substitutions . . . . . . . .  21

	      PERFORMANCE INFORMATION  . . . . . . . . . . . . . . . . . . .  21

		      Yield Data   . . . . . . . . . . . . . . . . . . . . .  21

		      Total Return Data  . . . . . . . . . . . . . . . . . .  22

	      ANNUITY INVESTORS LIFE INSURANCE
		 COMPANY(REGISTERED) AND THE SEPARATE ACCOUNT  . . . . . . .  23

		      Annuity Investors Life Insurance Company(REGISTERED) .  23

		      Published Ratings  . . . . . . . . . . . . . . . . . .  23

		      The Separate Account . . . . . . . . . . . . . . . . .  23

	      THE FIXED ACCOUNT  . . . . . . . . . . . . . . . . . . . . . .  25

		      Fixed Account Options  . . . . . . . . . . . . . . . .  25

		      Renewal of Fixed Account Options . . . . . . . . . . .  25

	      THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . .  26

	      ENROLLMENT AND PURCHASE PAYMENTS . . . . . . . . . . . . . . .  26

		      Purchase Payments  . . . . . . . . . . . . . . . . . .  26

		      Allocation of Purchase Payments  . . . . . . . . . . .  26

	      ACCOUNT VALUE  . . . . . . . . . . . . . . . . . . . . . . . .  27

		      Fixed Account Value  . . . . . . . . . . . . . . . . .  27

		      Variable Account Value . . . . . . . . . . . . . . . .  27

		      Accumulation Unit Value  . . . . . . . . . . . . . . .  27

		      Net Investment Factor  . . . . . . . . . . . . . . . .  28

	      TRANSFERS  . . . . . . . . . . . . . . . . . . . . . . . . . .  28



     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

		      Telephone Transfers  . . . . . . . . . . . . . . . . .  29

		      Dollar Cost Averaging  . . . . . . . . . . . . . . . .  29

		      Portfolio Rebalancing  . . . . . . . . . . . . . . . .  29

		      Interest Sweep . . . . . . . . . . . . . . . . . . . .  30

	      SURRENDERS . . . . . . . . . . . . . . . . . . . . . . . . . .  30

		      Surrender Value  . . . . . . . . . . . . . . . . . . .  30

		      Suspension or Delay in Payment of Surrender Value  . .  31

		      Systematic Withdrawal Option . . . . . . . . . . . . .  32

	      CONTRACT LOANS . . . . . . . . . . . . . . . . . . . . . . . .  32

	      DEATH BENEFIT  . . . . . . . . . . . . . . . . . . . . . . . .  32

		      Death of Participant . . . . . . . . . . . . . . . . .  32

		      Death Benefit  . . . . . . . . . . . . . . . . . . . .  33

		      Beneficiary  . . . . . . . . . . . . . . . . . . . . .  33

	      CHARGES AND DEDUCTIONS . . . . . . . . . . . . . . . . . . . .  34

		      Contingent Deferred Sales Charge ("CDSC")  . . . . . .  34

		      Maintenance and Administrative Charges . . . . . . . .  35

		      Mortality and Expense Risk Charge  . . . . . . . . . .  36

		      Premium Taxes  . . . . . . . . . . . . . . . . . . . .  37

		      Transfer Fee . . . . . . . . . . . . . . . . . . . . .  37

		      Fund Expenses  . . . . . . . . . . . . . . . . . . . .  37

		      Reduction or Elimination of Contract
			and Certificate Charges  . . . . . . . . . . . . . .  37

	      SETTLEMENT OPTIONS . . . . . . . . . . . . . . . . . . . . . .  38

		      Annuity Commencement Date  . . . . . . . . . . . . . .  38

		      Election of Settlement Option  . . . . . . . . . . . .  38

		      Annuity Benefit  . . . . . . . . . . . . . . . . . . .  38

		      Fixed Dollar Annuity Benefit   . . . . . . . . . . . .  39

		      Variable Dollar Annuity Benefit  . . . . . . . . . . .  39



     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

		      Transfers After the Annuity Commencement Date  . . . .  39

		      Annuity Transfer Formula . . . . . . . . . . . . . . .  40

		      Settlement Options . . . . . . . . . . . . . . . . . .  40

		      Minimum Amounts  . . . . . . . . . . . . . . . . . . .  41

		      Settlement Option Tables . . . . . . . . . . . . . . .  41

	      GENERAL PROVISIONS . . . . . . . . . . . . . . . . . . . . . .  42

		      Non-participating  . . . . . . . . . . . . . . . . . .  42

		      Misstatement of Age  . . . . . . . . . . . . . . . . .  42

		      Proof of Existence and Age . . . . . . . . . . . . . .  42

		      Facility of Payment  . . . . . . . . . . . . . . . . .  42

		      Transfer and Assignment  . . . . . . . . . . . . . . .  42

		      Annuity Data . . . . . . . . . . . . . . . . . . . . .  42

		      Annual Report  . . . . . . . . . . . . . . . . . . . .  42

		      Incontestability . . . . . . . . . . . . . . . . . . .  43

		      Entire Contract  . . . . . . . . . . . . . . . . . . .  43

		      Changes in the Contract  . . . . . . . . . . . . . . .  43

		      Waiver of the Certificate Maintenance Fee  . . . . . .  43

		      Notices and Directions . . . . . . . . . . . . . . . .  43

	      FEDERAL TAX MATTERS  . . . . . . . . . . . . . . . . . . . . .  44

		      Introduction . . . . . . . . . . . . . . . . . . . . .  44

		      Taxation of Annuities In General . . . . . . . . . . .  44

		      Surrenders . . . . . . . . . . . . . . . . . . . . . .  45

		      Annuity Payments . . . . . . . . . . . . . . . . . . .  45

		      Penalty Tax  . . . . . . . . . . . . . . . . . . . . .  45

		      Taxation of Death Benefit Proceeds . . . . . . . . . .  45

		      Transfers, Assignments, or Exchanges of the Contract .  45

		      Texas Optional Retirement Program  . . . . . . . . . .  46




     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

		      Qualified Pension and Profit Sharing Plans
			and H.R. 10 Plans  . . . . . . . . . . . . . . . . .  46

		      Withholding  . . . . . . . . . . . . . . . . . . . . .  46

		      Possible Changes in Taxation . . . . . . . . . . . . .  46

		      Other Tax Consequences . . . . . . . . . . . . . . . .  46

		      General  . . . . . . . . . . . . . . . . . . . . . . .  46

	      DISTRIBUTION OF THE CONTRACT . . . . . . . . . . . . . . . . .  47

	      LEGAL PROCEEDINGS  . . . . . . . . . . . . . . . . . . . . . .  47

	      VOTING RIGHTS  . . . . . . . . . . . . . . . . . . . . . . . .  47

	      AVAILABLE INFORMATION  . . . . . . . . . . . . . . . . . . . .  48

	      STATEMENT OF ADDITIONAL INFORMATION  . . . . . . . . . . . . .  49

	      APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . .  50



































     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     DEFINITIONS
     __________________________________________________________________________

	 Account(s):                The Sub-Account(s) and/or the Fixed Account
				    options.

	 Account Value:             The aggregate value of the Participant's
				    interest in the Sub-Account(s) and the
				    Fixed Account options as of the end of any Valuation Period.

	 Accumulation Period:       The period prior to the Annuity
				    Commencement Date during which the
				    Participant is eligible for benefits under the Contract.

	 Accumulation Unit:         The unit of measurement used to calculate
				    the value of the Sub-Account(s) prior to the Annuity Commencement Date.

	 Administrative Office:     The home office of the Company or any other
				    office the Company may designate for
				    administration.

	 Age:                       Age as of most recent birthday.

	 Annuitant:                 The Annuitant is the Participant and is the
				    person on whose life Annuity Benefit
				    payments are based.

	 Annuity Benefit:           Periodic payments made by the Company under
				    a Settlement Option, which payments
				    commence after the Annuity Commencement
				    Date and continue during the Annuity
				    Payment Period, for the life of a person or for a specific period. A Variable Dollar
				    Annuity Benefit will provide payments that vary in amount. Fixed Dollar Annuity
				    Benefit payments remain constant.

	 Annuity Commencement Date: The date on which Annuity Benefits are to
				    begin.

	 Annuity Payment Period:    The period commencing with the Annuity
				    Commencement Date, during which Annuity
				    Benefits are payable under the Contract
				    with respect to a Participant s
				    participation interest.

	 Annuity Unit:              The unit of measurement used to determine
				    the value of any Variable Dollar Annuity
				    Benefit payments after the first Annuity
				    Benefit payment is made by the Company.




     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 Beneficiary:               The person or persons entitled to receive
				    the Death Benefit if the Participant dies prior to the Annuity Commencement Date.

	 Certificate Anniversary:   An annual anniversary of the Certificate
				    Effective Date.

	 Certificate Effective
	 Date:                      The date shown on the Certificate
				    Specifications page.

	 Certificate Year:          Any period of twelve months commencing on
				    the Certificate Effective Date and on each Certificate Anniversary thereafter.

	 Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder.

	 Contract Owner:            The person shown as such on the Application
				    for the Contract, the Participant
				    Enrollment Form, the Contract
				    Specifications page and the Certificate
				    Specifications page.

	 Due Proof of Death:        Any of (1) a certified copy of a death
				    certificate; (2) a certified copy of a
				    decree of a court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased; or (4) any other proof satisfactory to the Company.

	 Fixed Account:             An account which is part of the Company's
				    general account, the values of which are not dependent upon the investment performance of the Sub-Accounts.

	 Fixed Account Value:       The value of a Participant's interest in
				    all Fixed Account options.

	 Fund: A management investment company or a portfolio thereof, registered under the Investment Company Act of 1940, in which a Sub-Account of the Separate Account invests.

	 Net Asset Value:           The amount computed by an investment
				    company, no less frequently than each
				    Valuation Period, as the price at which its shares or units, as the case may be, are redeemed in accordance with the rules of the Securities and Exchange Commission.




     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 Participant:               The person identified on the Certificate
				    Specifications page, who participates in the benefits of the Contract.

	 Purchase Payment:          A contribution after the deduction of
				    premium tax, if any, made to the Company in consideration for the Participant's participation under the Contract.

	 Separate Account:          Annuity Investors Variable Account A (also
				    referred to as the "Variable Account")
				    which has been established by the Company pursuant to the laws of the State of Ohio.

	 Settlement Option:         The option elected by the Participant for
				    the payment of Annuity Benefits.

	 Sub-Account:               The Separate Account is divided into Sub-
				    Accounts, each of which invests in the
				    shares of a designated Fund.

	 Surrender Value:           The amount payable under a Certificate if
				    the Certificate is surrendered.

	 Valuation Period:          The period commencing at the close of
				    regular trading on the New York Stock
				    Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date. "Valuation
				    Date" means each day on which the New York
				    Stock Exchange is open for business.

	 Variable Account Value:    The value of a Participant's interest in
				    all Sub-Accounts.

	 Written Request:           Information provided, or a request made,
				    that is complete and satisfactory to the Company and in writing, that is sent to the Company on the Company's form or in a form satisfactory to the Company, and that is received by the Company at the Administrative Office. A Written Request is subject to any payment made or any action the Company takes before the Written
				    Request is acknowledged by the Company.  A
				    Participant may be required to return his or her Certificate to the Company in connection with a Written Request.









     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     HIGHLIGHTS

     THE CONTRACT AND CERTIFICATES
     __________________________________________________________________________

	 The Group Flexible Premium Deferred Annuity Contract described in this Prospectus is designed for use in connection with certain retirement arrangements that qualify for favorable tax treatment under Sections 401, 403, or 457 of the Code, and for non-tax qualified deferred compensation arrangements.

	 The Contract Owner is the person shown as such on the Application for the Contract, the Participant Enrollment Form, the Contract Specifications page and the Certificate Specifications page. The Contract is held by the Contract Owner for the benefit of Participants and Beneficiaries. Each participant for whom Purchase Payment(s) are made will participate in the Contract as a Participant. A Participant account will be established for each Participant. Subject to the terms of a Certificate, the Account Value, after certain adjustments, will be applied to the payment of an Annuity Benefit under the Settlement Option elected by the Participant.

	 The Account Value will depend on the investment experience of the amounts allocated to each Sub-Account of the Separate Account elected by the Participant and/or interest credited on amounts allocated to the Fixed Account option(s) elected. All Annuity Benefits and other values provided under the Certificate when based on the investment experience of the Separate Account are variable and are not guaranteed as to dollar amount. Therefore, prior to the Annuity Commencement Date the Participant bears the entire investment risk with respect to amounts allocated to the Separate Account under the Certificate.

	 THERE IS NO GUARANTEED OR MINIMUM SURRENDER VALUE WITH RESPECT TO AMOUNTS ALLOCATED TO THE SEPARATE ACCOUNT, SO THE PROCEEDS OF A SURRENDER COULD BE LESS THAN THE TOTAL PURCHASE PAYMENTS.

     The Separate Account

	 Annuity Investors Variable Account A is a separate account of the Company that is divided into Sub-Accounts (See "The Separate Account," page 9.) Each Sub-Account uses its assets to purchase, at their Net Asset Value, shares of a Fund. The Funds available for investment in the Separate Account under the Contract are as follows: from Janus Aspen Series, (1) the Aggressive Growth Portfolio, (2) the Worldwide Growth Portfolio, (3) the Balanced Portfolio, and (4) the Short-Term Bond Portfolio; (5) Dreyfus Variable Investment Fund-Capital Appreciation Portfolio; (6) The Dreyfus Socially Responsible Growth Fund, Inc.; (7) Dreyfus Stock Index Fund; and from Merrill Lynch Variable Series Funds Inc., (8) the Basic Value Focus Fund, (9) the Global Strategy Focus Fund, (10) the High Current Income Fund and (11) the Domestic Money Market Fund. Each Fund has distinct investment objectives and policies which are described in the accompanying prospectus for the Fund.




     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 Each Fund pays its investment adviser and other service providers certain fees charged against the assets of the Fund. The Account Value of a Certificate and the amount of any Annuity Benefits will vary to reflect the investment performance of all the Sub-Accounts elected by the Participant and the deduction of the charges described under "Other Charges and Deductions," page 11. For more information about the Funds, see "The Funds," page 18, and the accompanying Funds' prospectuses.

     The Fixed Account

	 The Fixed Account is an account within the Company's general account. There are currently four Fixed Account options available under the Fixed Account: a Fixed Accumulation Account option and three fixed-term options. Purchase Payments allocated or amounts transferred to the Fixed Account options are credited with interest at a rate declared by the Company's Board of Directors, but in any event at a minimum guaranteed annual rate of 3.0% corresponding to a daily rate of 0.0081%. (See "The Fixed Account," page 25.)

     Transfers Before the Annuity Commencement Date

	 Prior to the Annuity Commencement Date, the Participant may transfer values between the Separate Account and the Fixed Account, within the Fixed Account and between the Sub-Accounts, by Written Request to the Company or by telephone in accordance with the Company's telephone transfer rules. (See "Transfers," page 28.)

	 The Company currently charges a fee of $25 for each transfer ("Transfer Fee") in excess of twelve made during the same Certificate Year. (See "Transfers," page 28.)

	 For transfers after the Annuity Commencement Date, see "Transfers After the Annuity Commence-ment Date," page 39.

     Surrenders

	 All or part of the Surrender Value of a Certificate may be surrendered by the Participant on or before the Annuity Commencement Date by Written Request to the Company. Amounts surrendered may be subject to a Contingent Deferred Sales Charge ("CDSC") depending upon how long the Purchase Payments to be withdrawn have been held under the Certificate. Amounts withdrawn also may be subject to a premium tax or similar tax, depending upon the jurisdiction in which the Participant lives. Surrenders may be subject to a 10% premature distribution penalty tax if made before the Participant reaches age 59 1/2. Surrenders may further be subject to federal, state or local income tax. (See "Federal Tax Matters," page 44.)

     Contingent Deferred Sales Charge ("CDSC")

	 A CDSC may be imposed on surrenders. The maximum CDSC is 7% of Purchase Payments withdrawn during the first year after that Purchase Payment is received, decreasing by 1% annually to 0% after year seven.



     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 The CDSC may be reduced or waived under certain circumstances. (See "Charges and Deductions," page 34.)

     Other Charges and Deductions

	 The Company deducts a daily charge ("Mortality and Expense Risk Charge") at an effective annual rate of 1.25% of the daily Net Asset Value of each Sub-Account. In connection with certain Contracts that allow the Company to reduce administrative expenses, the Company will offer an Enhanced Contract with a Mortality and Expense Risk Charge at an effective annual rate of 0.95% of the daily Net Asset Value of each Sub-Account. The Company may offer an Enhanced Contract to a group of employees of the Company, its subsidiaries and/or affiliates.

	 The Company deducts a Certificate maintenance charge each year ("Certificate Maintenance Fee"). This Fee is currently $25 and is deducted from a Participant's Variable Account Value on each Certificate Anniversary. The Certificate Maintenance Fee may be waived under certain circumstances, at the Company's discretion.

	 The Company does not currently intend to deduct a charge to help cover the costs of administering the Contract, the Certificates and the Separate Account ("Administration Charge"); however, the Company reserves the right to impose an Administration Charge at a future date. Any such Administration Charge is guaranteed not to exceed a maximum effective annual rate of .20% of the daily Net Asset Value of each Sub-Account.

	 Charges for premium taxes may be imposed in some jurisdictions. Depending on the applicability of such taxes, the charges may be deducted from Purchase Payments, from surrenders, and from other payments made under the Certificate. (See "Charges and Deductions," page 34.)

     Annuity Benefits

	 Annuity Benefits are paid on a fixed or variable basis, or a combination of both. (See "Annuity Benefit," page 38.)

     Death Benefit

	 The Certificate provides for the payment of a death benefit if the Participant dies prior to the Annuity Commencement Date. The death benefit may be paid as either a lump sum or pursuant to one of the Settlement Options offered under the Certificate. (See "Death Benefit," page 32.)

     Federal Income Tax Consequences

	 A Participant generally should not be taxed on increases in the Account Value until a distribution under the Certificate occurs (e.g., a surrender or Annuity Benefit) or is deemed to occur (e.g., a loan in default). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 withholding unless the recipient elects otherwise. In addition, a federal penalty tax may apply to certain distributions. (See "Federal Tax Matters," page 44.)

     Contacting the Company

	 All Written Requests and any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771. All inquiries should include the Certificate Number and the Participant's name.

	 NOTE: THE FOREGOING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION IN THE REMAINDER OF THIS PROSPECTUS AND IN THE ACCOMPANYING PROSPECTUSES FOR THE FUNDS WHICH SHOULD BE REFERRED TO FOR MORE DETAILED INFORMATION. THE REQUIREMENTS OF A PARTICULAR RETIREMENT PLAN, AN ENDORSEMENT TO THE CONTRACT OR CERTIFICATE, OR LIMITATIONS OR PENALTIES IMPOSED BY THE CODE OR THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974, AS AMENDED, MAY IMPOSE ADDITIONAL LIMITS OR RESTRICTIONS ON PURCHASE PAYMENTS, SURRENDERS, DISTRIBUTIONS, OR BENEFITS, OR ON OTHER PROVISIONS OF THE CONTRACT OR THE CERTIFICATES THEREUNDER. THIS PROSPECTUS DOES NOT DESCRIBE SUCH LIMITATIONS OR RESTRICTIONS. (SEE "FEDERAL TAX MATTERS," PAGE 44.)



































     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     SUMMARY OF EXPENSES
     __________________________________________________________________________
     Participant Transaction Expenses


       SALES LOAD IMPOSED ON PURCHASE PAYMENTS              NONE

       CONTINGENT DEFERRED SALES CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS WITHDRAWN

	   CERTIFICATE YEARS SINCE PURCHASE PAYMENT RECEIPT

	     LESS THAN 1 YEAR                                7%

	     1 YEAR BUT LESS THAN 2 YEARS                    6%

	     2 YEARS BUT LESS THAN 3 YEARS                   5%

	     3 YEARS BUT LESS THAN 4 YEARS                   4%

	     4 YEARS BUT LESS THAN 5 YEARS                   3%

	     5 YEARS BUT LESS THAN 6 YEARS                   2%

	     6 YEARS BUT LESS THAN 7 YEARS                   1%

	     7 YEARS OR MORE                                 0%

       SURRENDER FEES                                       NONE

       TRANSFER FEE1                                         $25

       ANNUAL CERTIFICATE MAINTENANCE FEE                    $25



















     ________________________

     1      THE  FIRST  TWELVE  TRANSFERS  IN   A  CERTIFICATE  YEAR  ARE  FREE.
     THEREAFTER, A $25 FEE WILL BE CHARGED ON EACH SUBSEQUENT TRANSFER.

     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________



      Separate Account Annual        Janus A.S.       Janus A.S.     Janus A.S.      Janus A.S.          Dreyfus V.I.F.
      Expenses2                      Aggressive       World-wide     Balanced        Short-Term          Capital
      (as a percentage of average    Growth           Growth         Portfolio      Bond Portfolio       Appreciation
      Separate Account assets)       Portfolio        Portfolio                                          Portfolio


      Mortality and Expense Risk
      Charge                               1.25%          1.25%           1.25%               1.25%             1.25%

      Administration Charge                0.00%          0.00%           0.00%               0.00%             0.00%

      Other Fees and Expenses of
      the Separate Account                 0.00%          0.00%           0.00%               0.00%             0.00%

      Total Separate Account
      Annual Expenses                      1.25%          1.25%           1.25%               1.25%             1.25%

      Fund Annual Expenses3 (as a percentage of Fund average net assets after fee waiver and/or expense reimbursement, if any)


      Management Fees                      0.75%          0.68%           0.82%               0.00%             0.73%

      Other Expenses                       0.11%          0.22%           0.55%               0.70%             0.12%

      Total Fund Annual Expenses           0.86%          0.90%           1.37%               0.70%             0.85%

























     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________


       Separate Account            Dreyfus          Dreyfus        Merrill       Merrill       Merrill       Merrill
       Annual Expenses2            Socially         Stock Index    Lynch         Lynch         Lynch V.S.F.  Lynch V.S.F.
       (as a percentage of         Responsible      Fund           V.S.F.        V.S.F.        High Current  Domestic
       average Separate            Growth Fund                     Basic         Global        Income Fund   Money Market
       Account assets)                                             Value         Strategy                    Fund
								   Focus Fund    Focus Fund


       Mortality and Expense
       Risk Charge                         1.25%          1.25%         1.25%         1.25%          1.25%          1.25%

       Administration Charge               0.00%          0.00%         0.00%         0.00%          0.00%          0.00%

       Other Fees and Expenses
       of the Separate Account             0.00%          0.00%         0.00%         0.00%          0.00%          0.00%

       Total Separate Account
       Annual Expenses                     1.25%          1.25%         1.25%         1.25%          1.25%          1.25%

       Fund Annual Expenses3 (as a percentage of Fund average net assets after fee waiver and/or expense reimbursement, if any)


       Management Fees                      0.69%          0.25%         0.60%         0.65%          0.50%          0.50%

       Other Expenses                       0.58%          0.14%         0.06%         0.07%          0.05%          0.05%

       Total Fund Annual Expenses           1.27%          0.39%         0.66%         0.72%          0.55%          0.55%
























     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 The purpose of this table is to assist a Participant in understanding the various costs and expenses that the Participant will bear directly and indirectly with respect to investment in the Separate Account.
	 The table reflects expenses of each Sub-Account as well as of the Fund in which the Sub-Account invests. See "Charges and Deductions" on page 34 of this Prospectus and the accompanying prospectus for the applicable Fund, for a more complete description of the various costs and expenses. In addition to the expenses listed above, premium taxes may be applicable. The dollar figures should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The $25 Contract Maintenance Charge is included in the Examples as $1.
     __________________________

     2 Annual expenses are anticipated to be the same for each Sub-Account. These expenses are based on estimated amounts for the current fiscal year.

     3 Information regarding each underlying Fund has been provided to the Company by each Fund, and the Company has not independently verified such information. Data for each Fund is for its fiscal year ended December 31, 1995. Actual expenses in future years may be higher or lower.

	 Fund expenses are net of management fees and other expenses waived and/or reimbursed (except for those Funds noted below). In the absence of such fee waivers and/or expense reimbursements, Management Fees, Other Expenses and Total Portfolio Expenses would have been as follows for the fiscal year ended December 31, 1995: 0.82%, 0.11% and 0.93%, respectively, for the Janus A.S. Aggressive Growth Portfolio; 0.87%, 0.22% and 1.09%, respectively, for the Janus A.S. Worldwide Growth Portfolio; 1.00%, 0.55% and 1.55%, respectively, for the Janus A.S. Balanced Portfolio; and 0.65%, 0.72% and 1.37%, respectively, for the Janus A.S. Short-Term Bond Portfolio; 0.75%, 0.12% and 0.87%, respectively, for the Dreyfus V.I.F. Capital Appreciation Portfolio; 0.75%, 0.58% and 1.33%, respectively, for the Dreyfus Socially Responsible Growth Fund; and 0.25%, 0.17% and 0.42%, respectively, for the Dreyfus Stock Index Fund.

	 Fees and expenses for the Merrill Lynch V.S.F. Basic Value Focus Fund, the Merrill Lynch V.S.F. Global Strategy Focus Fund, the Merrill Lynch V.S.F. High Current Income Fund and the Merrill Lynch V.S.F. Domestic Money Market Fund are based on 1995 fees and expenses but do not take into account management fee waivers and expense reimbursements because none were in effect for those Funds in 1995.












     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 Examples2

	 If you surrender your Certificate at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


       Sub-Account                                   1 Year        3 Years
       Janus A.S.  Aggressive Growth Portfolio       $ 93           $122
       Janus A.S.  Worldwide Growth Portfolio          93            123
       Janus A.S.  Balanced Portfolio                  98            138
       Janus A.S.  Short-Term Bond Portfolio           91            116
       Dreyfus V.I.F.  Capital Appreciation            95            130
       Portfolio
       The Dreyfus Socially Responsible Growth        113            184
       Fund, Inc.
       Dreyfus Stock Index Fund                        87            104
       Merrill Lynch V.S.F.  Basic Value Focus         91            115
       Fund
       Merrill Lynch V.S.F.  Global Strategy           91            117
       Focus Fund
       Merrill Lynch V.S.F.  High Current              90            112
       Income Fund
       Merrill Lynch V.S.F.  Money Market Fund         90            112

























     ________________________

     2 The examples assume the reinvestment of all dividends and distribu-tions, no transfers among Sub-Accounts or between Accounts, and a 5% annual rate of return as mandated by the Securities Exchange Commission regulations. Annual Certificate Maintenance Fees are based on an estimated amount for the Separate Account's current fiscal year.

     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 If you do not surrender your Certificate, or if you annuitize it, you would pay the following expenses on a $1,000 investment at the end of the applicable time period, assuming a 5% annual return on assets:


       Sub-Account                                    1 Year     3 Years
       Janus A.S.  Aggressive Growth Portfolio        $ 23        $  72
       Janus A.S.  Worldwide Growth Portfolio           23           73
       Janus A.S.  Balanced Portfolio                   28           88
       Janus A.S.  Short-Term Bond Portfolio            21           66
       Dreyfus V.I.F.  Capital Appreciation
       Portfolio                                        25           80
       The Dreyfus Socially Responsible Growth
       Fund, Inc.                                       43          134
       Dreyfus Stock Index Fund                         17           54
       Merrill Lynch V.S.F.  Basic Value Focus
       Fund                                             21           65
       Merrill Lynch V.S.F.  Global Strategy
       Focus Fund                                       21           67
       Merrill Lynch V.S.F.  High Current Income
       Fund                                             20           62
       Merrill Lynch V.S.F.  Money Market Fund          20           62



     The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

     The fee table and examples do not include charges to Participants for premium taxes.

























     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     FINANCIAL STATEMENTS FOR THE COMPANY
     __________________________________________________________________________

	 The financial statements and report of independent public accountants for the Company are contained in the Statement of Additional Information. No financial information is included for the Separate Account, because as of December 31, 1995, no financial transactions had occurred within the Separate Account.


     THE FUNDS
     __________________________________________________________________________

	 The Separate Account currently has eleven Funds that are available for investment under a Certificate. Each Fund has separate investment objectives and policies. As a result, each Fund operates as a separate investment portfolio and the investment performance of one Fund has no effect on the investment performance of any other Fund. There is no assurance that any of these Funds will achieve their stated objectives. The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Funds.

	 The Separate Account invests exclusively in shares of the Funds listed below (followed by a brief overview of each Fund's investment objective(s) and policies):

     Janus Aspen Series:

	 Aggressive Growth Portfolio. A nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on securities issued by medium-sized companies. The Portfolio may invest in debt securities, including junk bonds.

	 Worldwide Growth Portfolio. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers. The Portfolio may invest in debt securities, including junk bonds.

	 Balanced Portfolio. A diversified portfolio that seeks long-term growth of capital balanced by current income. The Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio may invest in junk bonds.

	 Short-Term Bond Portfolio. A diversified portfolio that seeks a high level of current income while minimizing interest rate risk by investing in shorter term fixed-income securities. Its average-weighted maturity is normally less than three years. The Portfolio may invest in junk bonds.

	 Janus Capital Corporation serves as the investment adviser to each of these Funds.



     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     Dreyfus Funds:

	 Capital Appreciation Portfolio (Dreyfus Variable Investment Fund). The Capital Appreciation Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital, current income is a secondary goal. It seeks to achieve its goals by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments.

	 The Dreyfus Corporation serves as the investment adviser and Fayez Sarofim & Co. serves as the sub-investment adviser to this Fund.

	 The Dreyfus Socially Responsible Growth Fund, Inc. The Dreyfus Socially Responsible Growth Fund Inc.'s primary goal is to provide capital growth. It seeks to achieve this goal by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investments standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.

	 The Dreyfus Corporation serves as the investment adviser and NCM Capital Management Group, Inc. serves as the sub-investment adviser to this Fund.

	 Dreyfus Stock Index Fund. The Dreyfus Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Stock Index Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

	 The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, acts as the Fund's manager, and Mellon Equity Associates, an affiliate of Dreyfus, located at 500 Grant Street, Pittsburgh, Pennsylvania 15258, is the index manager.

     Merrill Lynch Variable Series Funds, Inc.:

	 Basic Value Focus Fund. The investment objective of the Fund is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio.

	 Global Strategy Focus Fund. The investment objective of the Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the U.S., Canada, Western Europe and the Far East. Geographical allocation of the Fund's investments is not limited, and will be made on the basis of anticipated total return from investments, considering various economic, market, and political factors.

	 High Current Income Fund. The investment objective of the Fund is to obtain as high a level of current income as is consistent with its investment policies and prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The Fund seeks to achieve its objective by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality, including junk bonds.

	 Domestic Money Market Fund. The investment objectives of the Fund are to seek preservation of capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

	 Merrill Lynch Asset Management, L.P. serves as the investment adviser to these Funds.

	 Meeting Fund objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions.

	 THERE IS NO ASSURANCE THAT ANY OF THESE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

	 INVESTMENTS IN THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.

	 Since each of the Funds is available to separate accounts offering variable annuity and variable life products of other insurance companies and certain Funds may be available to qualified pension and retirement plans, there is a possibility that a material conflict may arise between the interests of the Separate Account and one or more other separate accounts or plans investing in the Fund. In the event of a material conflict, the affected insurance companies will take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the particular Fund. See the Funds' prospectuses for greater detail.

	 Additional information concerning the investment objectives and policies of each Fund, the investment advisory services and administrative services and charges can be found in the current prospectus for the Fund which accompanies this Prospectus. THE APPROPRIATE FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUB-ACCOUNTS.




     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

      Additions, Deletions, or Substitutions

	 The Company does not control the Funds and cannot guarantee that any of the Sub-Accounts or any of the Funds will always be available for allocation of Purchase Payments or transfers. The Company retains the right to make changes in the Separate Account and its investments.

	 The Company reserves the right to eliminate the shares of any Fund held by a Sub-Account, and to substitute shares of another investment company for the shares of any Fund, if the shares of that Fund are no longer available for investment, or if, in the Company's judgment, investment in any Fund would be inappropriate in view of the purposes of the Separate Account. To the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law, a substitution of shares attributable to the Participant's interest in a Sub-Account will not be made without prior notice to the Participant and the prior approval of the Securities and Exchange Commission. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Participants.

	 New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing Participants on a basis to be determined by the Company. Each additional Sub-Account will purchase shares in a Fund or in another mutual fund or investment vehicle. The Company may also eliminate one or more Sub-Accounts, if in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Sub-Account is eliminated, the Company will notify Participants and request a re-allocation of the amounts invested in the eliminated Sub-Account.

	 In the event of any substitution or change, the Company may make such changes in the Contract and Certificate as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Certificates, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more separate accounts.


     PERFORMANCE INFORMATION
     __________________________________________________________________________

	 From time to time, the company may advertise yields and/or total returns for the sub-accounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. For a description of the methods used to determine yield and total return, see the Statement of Additional Information.



     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     Yield Data

	 The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The Company may also advertise the effective yield of the Money Market Sub-Account which is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

	 The yield of a Sub-Account other than the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day period.

	 The yield calculations do not reflect the effect of any CDSC or premium taxes that may be applicable to a particular Certificate which would reduce the yield of that Certificate.

     Total Return Data

	 The average annual total return of a Sub-Account refers to return quotations, assuming an investment has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, respectively, the average annual total return presented will be presented for these periods, although other periods may also be provided. The average annual total return quotations reflect the deduction of all applicable charges except for premium taxes. In addition to average annual total return for a Sub-Account, the Company may provide cumulative total return and/or other non-standardized total return for the Sub-Account.

	 Reports and promotional literature may contain the ranking of any Sub-Account derived from rankings of variable annuity separate accounts, or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria. The Company may compare the performance of a Sub-Account with applicable indices and/or industry averages. Performance information may present the effects of tax-deferred compounding on Sub-Account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include comparisons of investment return on a tax-deferred basis with currently taxable investment return.

	 The Company may also advertise performance figures for the Sub-Accounts based on the performance of a Fund prior to the time the Separate Account commenced operations.




     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED) AND THE SEPARATE
     ACCOUNT
     __________________________________________________________________________

     Annuity Investors Life Insurance Company(REGISTERED)

	 Annuity Investors Life Insurance Company(REGISTERED) (the "Company"), formerly known as Carillon Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

	 The Company is a wholly-owned subsidiary of Great American(REGISTERED) Life Insurance Company which is a wholly-owned subsidiary of American Annuity Group(SERVICEMARK), Inc., a publicly traded insurance holding company. That company is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company.

	 The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

     Published Ratings

	 The Company may from time to time publish in advertisements, sales literature and reports to Contract Owners and Participants, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as reflecting on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's or Duff & Phelps may be referred to in advertisements or sales literature or in reports to Contract Owners and Participants. These ratings are opinions of those agencies as to an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

     The Separate Account

	 Annuity Investors Variable Account A was established by the Company as an insurance company separate account under the laws of the State of Ohio on May 26, 1995, pursuant to resolutions of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 The assets of the Separate Account are owned by the Company but they are held separately from the other assets of the Company. The Ohio Revised Code provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company.

	 Under Ohio law, the assets of the Separate Account will be held for the exclusive benefit of Contract Owners and Participants under the Contracts offered by this Prospectus and under all other contracts which provide for accumulated values or dollar amount payments to reflect investment results of the Separate Account. The obligations arising under the Contract and Certificates are obligations of the Company.

	 The Separate Account has eleven Sub-Accounts, each of which invests solely in a specific corresponding Fund. (See "The Funds," page 18.) Changes to the Sub-Accounts may be made at the discretion of the Company. (See "Additions, Deletions, or Substitutions," page 21.)


     THE FIXED ACCOUNT
     __________________________________________________________________________

	 The Fixed Account is a part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interest therein is generally subject to the provisions of these Acts, and the staff of the Securities and Exchange Commission does not generally review the disclosures in the prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account and the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

	 The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law. The Company delegates the investment of the assets of the Fixed Account to American Money Management Corporation. Allocation of any amounts to the Fixed Account does not entitle Participants to share directly in the investment experience of these assets. The Company assumes the risk of investment gain or loss on the portion of the Account Value allocated to the Fixed Account. All assets held in the general account are subject to the Company's general liabilities from business operations.





     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     Fixed Account Options

	 There are currently four options under the Fixed Account: the Fixed Accumulation Account option; and the guarantee period options referred to in the Certificate as the Fixed Account options One-Year, Three-Year and Five-Year Fixed, respectively. Additional Fixed Account options may be offered by the Company at any time. Purchase Payments allocated and amounts transferred to the Fixed Account options accumulate interest at the applicable current interest rate declared by the Company's Board of Directors, and if applicable, for the duration of the guarantee period selected.

	 The Company guarantees a minimum rate of interest for the Fixed Account options. The guaranteed rate is 3% per year. For any Fixed Account option, the Company's Board of Directors may declare and pay current interest higher than the guaranteed rate at any time. Once declared, such rate will be paid until changed by the Company for new allocations to that Fixed Account option, but such change will not be applicable with respect to amounts previously allocated to such Fixed Account option.

     Renewal of Fixed Account Options

	 The following provisions apply to all Fixed Account Options except the Fixed Accumulation Account option.

	 At the end of a guarantee period, and for the thirty days immediately preceding the end of such guarantee period, the Participant may elect a new option to replace the Fixed Account option that is then expiring. The entire amount maturing may be reallocated to any of the then current options under the Certificate (including the various Sub-Accounts within the Separate Account), except that a Fixed Account option with a guarantee period that would extend past the Annuity Commencement Date may not be selected. In particular, in the case of renewals occurring within one year of the Annuity Commencement Date, the only Fixed Account option available is the Fixed Accumulation Account.

	 If the Participant does not specify a new option in accordance with the preceding paragraph, the Participant will be deemed to have elected the same Fixed Account option, so long as the guarantee period of such option does not extend beyond the Annuity Commencement Date. In the event that such a period would extend beyond the Annuity Commencement Date, the Participant will be deemed to have selected the Fixed Account option with the longest available guarantee period that expires prior to the Annuity Commencement Date.


     THE CONTRACT
     __________________________________________________________________________

	 The Contract is a group flexible premium deferred annuity. The rights and benefits are described below and in the Certificate and the Contract. The Company reserves the right to make any modification to conform the Contract and Certificates thereunder to, or give the


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 Participant the benefit of, any applicable law. The obligations under the Contract and Certificates are obligations of the Company.

	 For each Certificate, a different Account will be established and Fixed Account Values, Variable Account Values, and benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each Certificate, unless otherwise noted. The Company reserves the right to terminate any Certificate for which the Account Value is less than $500 and no Purchase Payment has been received for at least two years.


     ENROLLMENT AND PURCHASE PAYMENTS
     __________________________________________________________________________

     Purchase Payments

	 All Purchase Payments must be received at the Administrative Office.

	 Each Purchase Payment will be applied by the Company to the credit of a Participant's Account. If the Participant Enrollment Form is in good order, the Company will apply the initial Purchase Payment to an account for the Participant within two business days of receipt of the Purchase Payment at the Administrative Office. If the Enrollment Form is not in good order, the Company will attempt to get the Enrollment Form in good order within five business days. If the Enrollment Form is not in good order at the end of this period, the Company will inform the Contract Owner of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically consents to the Company keeping the Purchase Payment until the Enrollment Form is in good order. Once the Enrollment Form is in good order, the Purchase Payment will be applied to the Participant's Account within two business days.

	 Additional Purchase Payments may be made at any time prior to the Annuity Commencement Date, as long as the Participant is living. Each additional Purchase Payment is credited to a Certificate as of the next valuation following the receipt of such additional Purchase Payment.

	 No Purchase Payment for any Certificate may exceed $500,000 without prior approval of the Company.

     Allocation of Purchase Payments

	 Purchase Payments will be allocated to the Fixed Account and/or to the Sub-Accounts according to the instructions in the Participant Enrollment Form or subsequent Written Request. Allocations are made in percentages, and whole percentages must be used.








     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     ACCOUNT VALUE
     __________________________________________________________________________

	 Before the Annuity Commencement Date, the Account Value is equal to the Fixed Account Value plus the Variable Account Value.

     Fixed Account Value

	 The Fixed Account Value at any time is equal to (a) the Purchase Payment(s) allocated to the Fixed Account; plus (b) amounts transferred to the Fixed Account; plus (c) interest credited to the Fixed Account; less (d) any charges, surrenders, deductions, amounts transferred from the Fixed Account or other adjustments made in accordance with the provisions of the Contract.

     Variable Account Value

	 The Variable Account Value for the Certificate at any time is the sum of the value of each Sub-Account ("Sub-Account Value") selected by the Participant for the Certificate on the Valuation Date most recently completed.

	 Purchase Payments may be allocated among, and Account Values may be transferred to, the various Sub-Accounts within the Separate Account, subject to the provisions of the Contract governing transfers. For each Sub-Account, the Purchase Payment(s) or amounts transferred are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to each Sub-Account by the Accumulation Unit Value for that Sub-Account at the end of the Valuation Period on which the Purchase Payment(s) or transferred amount is received.

	 The following events will result in the cancellation of an appropriate number of Accumulation Units of a Sub-Account:

	 (1)  transfer from a Sub-Account;

	 (2)   full or partial surrender of a Participant's Variable Account
	       Value;

	 (3)   payment of a Death Benefit;

	 (4) application of a Participant s Variable Account Value to a Settlement Option;

	 (5)   deduction of the Certificate Maintenance Fee; or

	 (6)   deduction of a Transfer Fee.

	 Accumulation Units will be canceled as of the end of the Valuation Period during which the Company received a Written Request regarding the event giving rise to such cancellation, or Due Proof of Death and a Written Request regarding payment of the Death Benefit, or the Valuation Period on which the Certificate Maintenance Fee is due, as the case may be.


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 The Variable Account Value for a Certificate at any time is equal to the sum of the number of Accumulation Units attributable to that Certificate for each Sub-Account multiplied by the Accumulation Unit value ("Accumulation Unit Value") for each Sub-Account at the end of the Valuation Period.

     Accumulation Unit Value

	 The initial Accumulation Unit Value for each Sub-Account, with the exception of the Money Market Sub-Account, was set at $10 when the Sub-Account was created. The initial Accumulation Unit Value for the Money Market Sub-Account was set at $1.00. Thereafter, the Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor, as described below.

     Net Investment Factor

	 The Accumulation Unit Value for each Sub-Account for any Valuation Period is determined by the Net Investment Factor. The Net Investment Factor is a factor applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a Net Investment Factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

	 (1)   is equal to:

	       a. the Net Asset Value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

	       b. the per share amount of any dividend or net capital gain distributions made by the Fund held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

	       c. a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Sub-Account;

	 (2) is the Net Asset Value per share of the Fund held in the Sub-Account, determined at the end of the most recent Valuation Period; and

	 (3) is the factor representing the Mortality and Expense Risk Charge and the Administration Charge deducted from the Sub-Account for the number of days in the Valuation Period.







     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________


     TRANSFERS
     __________________________________________________________________________

	 By Written Request prior to the Annuity Commencement Date, the Participant may transfer amounts in a Sub-Account to a different Sub-Account and/or one or more of the Fixed Account options. The minimum transfer amount is $500. If the Sub-Account balance is less than $500 at the time of the transfer, the entire amount of the Sub-Account balance must be transferred. The Participant may also transfer amounts from any Fixed Account options to any different Fixed Account option and/or one or more of the Sub-Accounts. If a transfer is being made from a Fixed Account option pursuant to the "Renewal" provision of the "FIXED ACCOUNT" section of this Prospectus, then the entire amount of that Fixed Account option may be transferred to any one or more of the Sub-Accounts. In any other case, transfers from any Fixed Account options are subject to a cumulative limit during each Certificate Year of 20% of the most recent Certificate Year-end values of that Fixed Account option, and are not permitted during the first Certificate Year. However, if the Account Value of the Fixed Account option being transferred is less than $500 at the time of the transfer, then the entire balance will be transferred. The Company may from time to time change the amount available for transfer from the Fixed Accumulation Account. Amounts previously transferred from Fixed Account options to the Sub-Accounts may not be transferred back to the Fixed Account options for a period of at least six months from the date of transfer.

	 The Company charges a Transfer Fee of $25 for each transfer in excess of twelve during the same Certificate Year.

	 The Company reserves the right, in the Company's sole discretion and at any time without prior notice, to terminate, suspend or modify the transfer privileges described above.

	 See "Transfers After the Annuity Commencement Date," page 39.

     Telephone Transfers

	 A Participant also may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Certificate. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at (800) 789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.

	 The Company will not be liable for complying with telephone instructions the Company reasonably believes to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The Participant will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized



     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

     Dollar Cost Averaging

	 Prior to the Annuity Commencement Date, the Participant may establish automatic transfers from the Money Market Sub-Account to any of the other Sub-Accounts, on a monthly or quarterly basis, by submitting to the Administrative Office a Dollar Cost Averaging Enrollment Form. No Dollar Cost Averaging transfers may be made to any of the Fixed Account options. The transfers will begin within 30 days of the receipt of such Enrollment Form.

	 In order to be eligible for Dollar Cost Averaging the value of the Money Market Sub-Account must be at least $10,000 and the minimum amount that can be transferred is $500 per month.

	 Dollar Cost Averaging will automatically terminate if any Dollar Cost Averaging transfer would cause the balance of the Money Market Sub-Account to fall below $500. At that time, the Company will then transfer the balance of the Money Market Sub-Account to the other Sub-Accounts in the same percentage distribution as directed in the Dollar Cost Averaging Enrollment Form.

	 Dollar Cost Averaging transfers will not count toward the twelve transfers permitted under the Certificate without charge.

	 Before electing Dollar Cost Averaging, a Participant should consider the risks involved in switching between investments available under the Certificate. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. A Participant should consider his or her financial ability to continue Dollar Cost Averaging transfers through periods of changing price levels.

	 The Participant may terminate Dollar Cost Averaging services, at any time, by Written Request to the Company. In addition, the Company reserves the right to terminate, modify or suspend the Dollar Cost Averaging option at any time. Currently, the Company does not charge a fee for Dollar Cost Averaging services. However, the Company reserves the right to impose an annual fee not to exceed $25 for each Dollar Cost Averaging service performed by the Company.

     Portfolio Rebalancing

	 In connection with the allocation of Purchase Payments to the Sub-Accounts and/or the Fixed Accumulation Account, the Participant may elect to have the Company perform Portfolio Rebalancing services. The election of Portfolio Rebalancing instructs the Company to automatically transfer amounts between the Sub-Accounts and the Fixed Accumulation Account in percentage allocations selected by the Participant.

	 The Participant may elect Portfolio Rebalancing by Written Request.
	 In order to elect Portfolio Rebalancing after the Certificate has been


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 issued, the Participant must submit a Written Request for Portfolio Rebalancing to the Company and the Participant must have a minimum Account Value of $10,000. Portfolio Rebalancing will be performed on a quarterly basis.

	 The Participant may terminate Portfolio Rebalancing services, at any time, by Written Request to the Company. In addition, the Company reserves the right to terminate, modify or suspend the Portfolio Rebalancing option at any time. Currently, the Company does not charge a fee for Portfolio Rebalancing services. However, the Company reserves the right to impose an annual fee not to exceed $25 for each Portfolio Rebalancing service performed by the Company.

     Interest Sweep

	 Prior to the Annuity Commencement Date, the Participant may establish automatic transfers of the income from each Fixed Account option selected on the Interest Sweep Enrollment Form to the Sub-Accounts, on a quarterly basis. Transfers will begin on the next quarterly Interest Sweep date that is at least 30 days after receipt of such Enrollment Form at the Administrative Office. The Company may, at its sole discretion, set the quarterly Interest Sweep date.

	 In order to be eligible for the Interest Sweep option the value of each Fixed Account option selected on the Interest Sweep Enrollment Form, must be at least $5,000 and the maximum amount that can be transferred from each Fixed Account option so selected is 20% of such Fixed Account option's value per year.

	 Interest Sweep transfers will not count toward the twelve transfers permitted under the Certificate without charge.

	 The Participant may terminate participation in the Interest Sweep option, at any time, by Written Request to the Company. In addition, the Company reserves the right to terminate, modify or suspend the Interest Sweep option at any time. Currently, the Company does not charge a fee for Interest Sweep services. However, the Company reserves the right to impose an annual fee not to exceed $25 for each Interest Sweep service performed by the Company.

	 The Company reserves the right, at any time, to terminate, suspend or modify the transfer privileges described above without prior notice to Participants, as permitted by applicable law.


     SURRENDERS
     __________________________________________________________________________

     Surrender Value

	 The Participant may surrender all or part of the Surrender Value of a Certificate. Full or partial surrenders of the Surrender Value may be made by Written Request at any time prior to the Annuity Commencement Date; the Surrender Value will be the Surrender Value at the end of the Valuation Period in which the Written Request is received. The


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 Surrender Value at any time is equal to the Account Value as of that Valuation Period less any applicable Contingent Deferred Sales Charge ("CDSC"), less any outstanding loans and less any applicable premium tax not previously deducted. On full surrender, an annual Certificate Maintenance Fee also will be deducted as part of the calculation of the Surrender Value. A full or partial surrender prior to the Annuity Commencement Date may be subject to a CDSC as set forth in this prospectus, except that such charge will not apply to: (1) any portion of the Account Value in excess of total Purchase Payments; (2) any portion of the Account Value attributable to Purchase Payment(s) that are no longer subject to the charge; or (3) payment of the Death Benefit.

	 The CDSC is calculated separately for each Purchase Payment. Surrenders will be deemed to be withdrawn first from the portion of the Account Value in excess of total Purchase Payments and then from Purchase Payments. For this purpose, Purchase Payment(s) are deemed to be withdrawn on a "first-in, first-out" (FIFO) basis. Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or a reduction of the Participant's Fixed Account Value. In the case of a full surrender, the Participant's participation interest under the Contract and the Certificate will be canceled. The CDSC may be waived in whole or in part under certain circumstances.

	 The Company reserves the right to terminate a Certificate if a partial surrender would reduce a Participant's Account Value to less than the $500 minimum balance and no Purchase Payments have been received by the Company for at least two years.

	 The Certificate Maintenance Fee, unless waived, will be deducted from a full surrender before the application of any CDSC. (See "Charges and Deductions," page 34.)

	 Surrenders may be subject to a 10% premature distribution penalty tax if made before the Participant reaches age 59 1/2, and may further be subject to federal, state or local income tax. (See "Federal Tax Matters," page 44.)

     Suspension or Delay in Payment of Surrender Value

	 The Company may suspend or delay the date of payment of a partial or full surrender of the Variable Account Value for any period if:

	 (1) the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted;

	 (2) an emergency exists (as determined by the Securities and Exchange Commission) as a result of which (a) the disposal of securities in the Separate Account is not reasonably practicable; or (b) it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or

	 (3) the Securities and Exchange Commission so permits for the protection of security holders.


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 The Company further reserves the right to delay payment of any partial or full surrender of the Fixed Account Value for up to six months.

	 A surrender request will be effective when all appropriate surrender request forms are received. Payments of any amounts derived from a Purchase Payment paid by check may be delayed until the check has cleared.

	 SINCE THE PARTICIPANT ASSUMES THE INVESTMENT RISK AND BECAUSE CERTAIN SURRENDERS ARE SUBJECT TO A CDSC, THE TOTAL AMOUNT PAID UPON SURRENDER OF THE CERTIFICATE (TAKING INTO ACCOUNT ANY PRIOR SURRENDERS) MAY BE MORE OR LESS THAN THE TOTAL PURCHASE PAYMENTS.

	 Since the qualified contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of Sections 401, 403 or 457 of the Code, as applicable, reference should be made to the terms of the particular plans for any additional limitations or restrictions on surrenders.

     Systematic Withdrawal Option

	 Prior to the Annuity Commencement Date, the Participant, by Written Request to the Administrative Office, may elect to automatically withdraw money from the Fixed Account and/or the Sub-Accounts. To be eligible for the Systematic Withdrawal Option, the Account Value must be at least $10,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the Free Withdrawal Allowance (See "Charges and Deductions," page 34.) The Company reserves the right to discontinue offering systematic withdrawals or to assess a processing fee not to exceed $25 per service performed upon 30 days' written notice to Contract Owners and Participants. The Participant may begin or discontinue systematic withdrawals at any time by Written Request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

	 Systematic withdrawals may have tax consequences. (See "Federal Tax Matters," page 44.)


     CONTRACT LOANS
     __________________________________________________________________________

	 Certain Contracts may contain a loan provision issued in connection with certain qualified plans. Participants under such Contracts may obtain loans using their interest under such Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges. Loan provisions are described in the loan endorsement.

	 The amount of any loan will be deducted from the minimum death benefit. In addition, a loan, whether or not repaid, will have a


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 permanent effect on the Account Value because the investment results of the investment options will only apply to the unborrowed portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.


     DEATH BENEFIT
     __________________________________________________________________________

     Death of Participant

	 If a Participant dies before the Annuity Commencement Date, a death benefit will be paid to the primary Beneficiary(ies) then living at the time of the Participant's death. If no primary Beneficiary is living at the time of the Participant's death or if the primary Beneficiary dies within 30 days after the Participant's death and no death benefit has been paid, the death benefit will be paid to the person(s) named as contingent Beneficiary(ies). If no primary or contingent Beneficiary is living at the time of the Participant's death, the death benefit will be paid to the Participant's estate. No death benefit is payable on or after the Annuity Commencement Date. Only one death benefit is payable with respect to a Participant's participation interest under the Contract.

     Death Benefit

	 The Death Benefit will be determined as of the Death Benefit Valuation Date. The Death Benefit Valuation Date is the Valuation Period during which the Company receives both Due Proof of Death of the Participant and a Written Request regarding payment of the Death Benefit. If both documents are not received at the same time, the Death Benefit Valuation Date is the Valuation Period during which the Company receives the latter of Due Proof of Death or a Written Request regarding payment of the Death Benefit.

	 If a Participant dies before attaining age 75 and before the Annuity Commencement Date, the death benefit is an amount equal to the greatest of:

	 (1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, and less any outstanding loans;

	 (2) the total Purchase Payments, less any applicable premium tax not previously deducted, less any partial surrenders, and less any outstanding loans; or

	 (3) the largest death benefit amount on any Certificate Anniversary prior to death that is an exact multiple of five and occurs


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	       prior to the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, less any partial surrenders after such death benefit was determined and less any outstanding loans.

	 If the Participant dies after attaining age 75 and before the Annuity Commencement Date, the death benefit is an amount equal to the greatest of:

	 (1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, and less any outstanding loans;

	 (2) the total Purchase Payments, less any applicable premium tax not previously deducted, less any partial surrenders, and less any outstanding loans; or

	 (3) the largest death benefit amount on any Certificate Anniversary prior to death that is both an exact multiple of five and occurs prior to the date on which the Participant attained age 75, less any applicable premium tax not previously deducted, less any partial surrenders after such death benefit was determined and less any outstanding loans.

	 Payment of the death benefit is not subject to a CDSC.

     Beneficiary

	 The primary Beneficiary(ies) and contingent Beneficiary(ies) are named on the Participant Enrollment Form. The Beneficiaries may be changed at any time prior to the Participant's death. The Company must receive a Written Request to change a Beneficiary. Any such change will relate back to and take effect on the date the Written Request was signed. The Company will not be liable for any payment it makes before such Written Request has been received and acknowledged at the Administrative Office.

	 In determining the identity or non-existence of any Beneficiary not identified by name, the Company may rely on an affidavit by any person whom the Company reasonably believes to be a reliable source for that information.


     CHARGES AND DEDUCTIONS
     __________________________________________________________________________

	 There are two types of charges and deductions. First, there are charges assessed under the Certificate. These charges include the CDSC, the Administration Charge, the Mortality and Expense Risk Charge, Premium Taxes and Transfer Fees. All of these charges are described below and some may not be applicable to every Certificate. Second, there are Fund expenses for fund management fees and administration expenses. These fees are described in the prospectus and statement of additional information for each Fund.



     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     Contingent Deferred Sales Charge ("CDSC")

	 No deduction for front-end sales charges is made from Purchase Payments. However, the Company may deduct a CDSC of up to 7% of Purchase Payments on certain surrenders to partially cover certain expenses incurred by the Company relating to the sale of the Contract, including commissions paid, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

	 The CDSC percentage varies according to the number of full years elapsed between the date of receipt of a Purchase Payment and the date a Written Request for surrender is made. The amount of the CDSC is determined by multiplying the amount withdrawn subject to the CDSC by the CDSC percentage in accordance with the following table.
	 Surrenders will be applied first to accumulated earnings (which may be surrendered without charge) and then to Purchase Payments on a first-in, first-out basis; surrenders will be made from the oldest Purchase Payment first.


	    Number of Full Years Elapsed
	     Between Date of Receipt of       Contingent Deferred Sales Charge
	 Purchase Payment and Date Written      as a Percentage of Associated
	   Request for Surrender Received       Purchase Payment Surrendered
			 0                                   7%
			 1                                   6%
			 2                                   5%
			 3                                   4%
			 4                                   3%
			 5                                   2%
			 6                                   1%
			 7                                   0%


	 In no event shall the CDSC assessed against the Certificate exceed 7% of the aggregate Purchase Payment(s).

	 Any Purchase Payments that have been held by the Company for at least seven years may be surrendered free of any CDSC. In addition, during any Certificate Year after the first Certificate Year for Certificates qualified under Section 403(b) of the Code, the CDSC will not be imposed on the surrender of up to 10% of the Account Value as of the last day of the previous Certificate Year ("Free Withdrawal Allowance"). If the Free Withdrawal Allowance is not withdrawn during a Certificate Year, it does not carry over to the next Certificate Year.

	 No CDSC is assessed upon payment of the death benefit. Any applicable CDSC will be deducted from the amount requested for partial and full surrenders.

	 The CDSC arising from a surrender of the Certificate will be waived in all cases if: (i) all or part of the Account Value is applied to the purchase of an annuity from the Company for life or for a non-commutable period of five years or more; or (ii) the Participant is


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 "disabled" as that term is defined in the Social Security Act of 1935, as amended.

	 The CDSC arising from a surrender of the Certificate will be waived for Certificates held by Participants in plans qualified under Section 403(b) of the Code that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and regulations thereunder, or qualified under Section 401 of the Code, if the Participant incurs a separation from service.

	 The CDSC arising from a surrender of the Certificate will be waived for Certificates held by Participants in plans qualified under Section 403(b) of the Code that are not subject to ERISA if: (i) the Participant incurs a separation from service, has attained age 55 and has held the Certificate for at least seven years, provided the Account Value is not transferred on a tax-free basis to another insurance carrier; or (ii) the Participant has held the Certificate for fifteen years or more.

	 The CDSC also will be waived in all cases if the Participant is confined in a licensed Hospital or Long-Term Care Facility, as those terms are defined in the Long Term-Care Waiver Rider, for at least 90 days beginning on or after the first Certificate Anniversary. This Rider may not be available in all jurisdictions.

	 The Company may reduce or eliminate the CDSC under the Contract and Certificates when certain sales of the Contract and Certificates result in savings or reduction of sales expenses. The entitlement to such a reduction in the CDSC will be based on: (i) the size and type of the group to which sales are to be made; (ii) the anticipated total amount of Purchase Payments to be received; and/or (iii) any prior or existing relationship with the Company. The CDSC may be reduced or waived in connection with a Contract offered to a group of employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses. In no event will reduction or elimination of the CDSC be permitted where such reduction or elimination will be unfairly discriminatory to any purchaser.

	 The Company reserves the right to terminate, suspend or modify waivers of the CDSC, without prior notice to Participants, as permitted by applicable law.

     Maintenance and Administrative Charges

	 On each Certificate Anniversary, the Company deducts an annual Certificate Maintenance Fee as partial compensation for expenses relating to the issue and maintenance of the Certificate, and the Separate Account. The annual Certificate Maintenance Fee is $25. The Company reserves the right to increase the Certificate Maintenance Fee and guarantees that the Certificate Maintenance Fee will not exceed $40. Any increase in the Certificate Maintenance Fee will apply only to deductions after the effective date of the change. If the Certificate is surrendered on any day other than on the Certificate Anniversary, the Certificate Maintenance Fee will be deducted in full


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 at the time of such surrender. Before the Annuity Commencement Date and after the Annuity Commencement Date, if a Variable Annuity Benefit is elected, the Certificate Maintenance Fee will be deducted on a pro rata basis from each Sub-Account in which the Participant's Account is invested.

	 The Certificate Maintenance Fee may be waived for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of sales and/or administrative expenses. The Certificate Maintenance Fee also may be waived with respect to a Contract offered to a group of employees of the Company, its subsidiaries and/or affiliates.

	 Currently, the Company imposes no Administration Charge to reimburse the Company for those administrative expenses attributable to the Certificate and the Separate Account which exceed the revenues received from the Certificate Maintenance Fee and any Transfer Fee. However, the Company reserves the right to impose an Administration Charge to be deducted at the end of each Valuation Period (both before and after the Annuity Commencement Date) from the Net Asset Value of each Sub-Account of the Separate Account at an effective annual rate guaranteed not to exceed 0.20%. There will be no Administration Charge imposed unless administrative expenses exceed revenues received from the Certificate Maintenance Fee and any Transfer Fee.

	 The Company will provide 30 days written notice in advance of any change in fees. The Company has not imposed an Administration Charge and has set the Certificate Maintenance Fee at a level such that the Company will recover no more than the anticipated and estimated costs associated with administering the Certificate and Separate Account. The Company does not expect to make a profit from the actual administrative costs of a particular Certificate. The Company does not expect to make a profit from the Certificate Maintenance Fee.

     Mortality and Expense Risk Charge

	 The Company imposes a Mortality and Expense Risk Charge as compensation for bearing certain mortality and expense risks under the Certificate. For assuming these risks, the Company makes a daily charge equal to .003403% corresponding to an effective annual rate of 1.25% of the daily Net Asset Value of each Sub-Account in the Separate Account. The approximate portion of this charge estimated to be attributable to mortality risks is 0.75%; the approximate portion of this charge attributable to expense risks is 0.50%. In connection with certain Contracts that allow the Company to reduce administrative expenses, the Company will issue an Enhanced Contract with a Mortality and Expense Risk Charge equal to an effective annual rate of 0.95%. This is equal to a daily charge of 0.002590%. The Company estimates that 0.20% is for expense risks and 0.75% is for mortality risks. The Company's decision to offer an Enhanced Contract to a particular group will be based primarily on whether the Company is designated as a preferred variable annuity contract provider by the employer or by the trustee of the employee benefit plan. Where the Company is so designated, the Company anticipates that it will recognize administrative expense savings from various economies of scale and


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 routine operations. In addition, the Company may offer an Enhanced Contract to a group of employees of the Company, its subsidiaries and/or affiliates. The Mortality and Expense Risk Charge is imposed before the Annuity Commencement Date and after the Annuity Commencement Date if a Variable Annuity Benefit is selected. The Company guarantees that the applicable charge will never increase for a Contract. The Mortality and Expense Risk Charge is reflected in the Accumulation Unit values for each Sub-Account.

	 The mortality risks assumed by the Company arise from its contractual obligations to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Certificate) and to pay death benefits prior to the Annuity Commencement Date.

	 The Company also bears substantial risk in connection with the Death Benefit before the Annuity Commencement Date, since in connection with the death of a Participant who dies prior to attaining age 75, the Company will pay a Death Benefit at least equal to the greatest of:
	 (i) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, and less any outstanding loans; (ii) the total Purchase Payments, less any applicable premium tax not previously deducted, less any partial surrenders, and less any outstanding loans; or (iii) the largest Death Benefit on any Certificate Anniversary prior to death that is an exact multiple of five and occurs prior to the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, less any partial surrenders after the Death Benefit was determined, and less any outstanding loans. In connection with the death of a Participant who dies after attaining age 75, the Company will pay a Death Benefit at least equal to the greatest of: (i) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, and less any outstanding loans; (ii) the total Purchase Payments, less any applicable premium tax not previously deducted, less any partial surrenders, and less any outstanding loans; or (iii) the largest Death Benefit on any Certificate Anniversary prior to death that is both an exact multiple of five and occurs prior to the date on which the Participant attained age 75, less any applicable premium tax not previously deducted, less any partial surrenders after the Death Benefit was determined, and less any outstanding loans.

	 The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Certificates and the Separate Account will exceed the amount recovered through the Certificate Maintenance Fees and Transfer Fees.

	 If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on the Company. Conversely, if this charge is more than sufficient, any excess will be profit to the Company. Currently, the Company expects a profit from this charge.

	 The Company recognizes that the CDSC may not generate sufficient funds to pay the cost of distributing the Contracts and Certificates thereunder. To the extent that the CDSC is insufficient to cover the actual cost of Contract and Certificate distribution, the deficiency


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 will be met from the Company's general corporate assets which may include amounts, if any, derived from the Mortality and Expense Risk Charge.

     Premium Taxes

	 Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time Purchase Payments are made to the Certificate, but no earlier than when the Company has a tax liability under state law.

     Transfer Fee

	 The Company currently imposes a $25 fee for each transfer in excess of twelve in a single Certificate Year. The Company will deduct the charge from the amount transferred.

     Fund Expenses

	 The value of the assets in the Separate Account reflects the value of Fund shares and therefore the fees and expenses paid by each Fund. The annual expenses of each Fund are set out in the "Summary of Expenses" tables at the front of this Prospectus. A complete description of the fees, expenses, and deductions from the Funds are found in the respective prospectuses for the Funds. (See "The Funds" page 18.)

     Reduction or Elimination of Contract and Certificate Charges

	 The CDSC and the administrative charges under the Contract and Certificates may be reduced or eliminated when certain sales of the Contract and Certificates result in savings or reduction of sales expenses. The entitlement to such a reduction in the CDSC or the administrative charges will be based on the following: (1) the size and type of the group to which sales are to be made; (2) the total amount of Purchase Payments to be received; and (3) any prior or existing relationship with the Company. There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses. In no event will reduction or elimination of the CDSC or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.










     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________


     SETTLEMENT OPTIONS
     __________________________________________________________________________

     Annuity Commencement Date

	 Unless otherwise specified, the Annuity Commencement Date will be the Participant's 70th birthday. The Annuity Commencement Date may be changed by the Participant or by the Contract Owner by Written Request at least 30 days prior to the then-current Annuity Commencement Date. The Annuity Commencement Date may be changed to any date not later than such date as may be required or permitted by law or by any applicable retirement plan.

     Election of Settlement Option

	 If the Participant is alive on the Annuity Commencement Date and unless otherwise directed, the Company will apply the Account Value, less premium taxes, if any, according to the Settlement Option elected.

	 If the payee of a Settlement Option is not a human being, the Company may reject the election of a Settlement Option. If payment under a Settlement Option depends on whether a payee is living, that payee must be a human being.

	 If no election has been made on the Annuity Commencement Date and if the Participant is living and has a spouse, the Company will begin payments based on the life of the Participant as primary payee and the spouse as secondary payee, in accordance with Settlement Option 3 (Joint and One Half Survivor Annuity) described below. If no election has been made on the Annuity Commencement Date and if the Participant is living and does not have a spouse, the Company will begin payments based on the life of the Participant in accordance with Settlement Option 1 (Life Annuity with Payments for at Least a Fixed Period), described below, with a fixed period of 120 monthly payments assured.

     Annuity Benefit

	 The Annuity Benefit may be calculated and paid: (1) as a Fixed Dollar Annuity Benefit; (2) as a Variable Dollar Annuity Benefit; or (3) as a combination of both.

	 If a Fixed Dollar Annuity Benefit only is elected, the Company will transfer all of the Separate Account Value to the Fixed Account prior to the Annuity Commencement Date. Similarly, if a Variable Dollar Annuity Benefit only is elected, the Company will transfer all of the Fixed Account Value to the Sub-Accounts prior to the Annuity Commencement Date. The Company will allocate the amount transferred among the Sub-Accounts in accordance with a Written Request. No transfers between the Fixed Dollar Annuity Benefit and the Variable Dollar Annuity Benefit will be allowed after the Annuity Commencement Date. However, after the Variable Dollar Annuity Benefit has been paid for at least twelve months, the Participant may, no more than once each twelve months, transfer all or part of the Annuity Units


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 upon which the Variable Dollar Annuity Benefit is based from the Sub-Account(s) held to Annuity Units in different Sub-Accounts.
	 If a Variable Dollar Annuity Benefit is elected, the amount applied under that benefit is the Variable Account Value as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. If a Fixed Dollar Annuity Benefit is elected, the amount applied under that benefit is the Fixed Account Value as of the Annuity Commencement Date.

     Fixed Dollar Annuity Benefit

	 Fixed Dollar Annuity Benefits are determined by multiplying the Fixed Account Value (expressed in thousands of dollars and after deduction of any premium taxes not previously deducted) by the amount of the monthly payment per $1,000 of value obtained from the Settlement Option Table for the Annuity Benefit elected. The Fixed Dollar Annuity Benefit will remain level for the duration of the Annuity.

     Variable Dollar Annuity Benefit

	 The first monthly Variable Dollar Annuity Benefit payment is equal to a Participant's Variable Account Value (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium tax or other taxes not previously deducted) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date multiplied by the amount of the monthly payment per $1,000 of value obtained from the Settlement Option Table for the Settlement Option elected less the pro-rata portion of the Contract Maintenance Fee.

	 The number of Annuity Units in each Sub-Account held by a Participant is determined by dividing the dollar amount of the first monthly Variable Dollar Annuity Benefit payment from each Sub-Account by the value of an Annuity Unit ("Annuity Unit Value") for that Sub-Account as of the Annuity Commencement Date. The number of Annuity Units remains fixed during the Annuity Payment Period, except as a result of any transfers among Sub-Accounts after the Annuity Commencement Date.

	 The dollar amount of the second and any subsequent Variable Dollar Annuity Benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from month to month. The total amount of the second and any subsequent Variable Dollar Annuity Benefit payment will be equal to the sum of the payments from each Sub-Account less a pro-rata portion of the Contract Maintenance Fee.

	 The payment from each Sub-Account is found by multiplying the number of Annuity Units held in each Sub-Account by the Annuity Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment.

	 The Annuity Unit Value for each Sub-Account is originally established in the same manner as Accumulation Unit values. Thereafter, the value of an Annuity Unit for a Sub-Account is determined by multiplying the Annuity Unit Value as of the end of the preceding Valuation Period by the Net Investment Factor, determined as set forth above under


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 "Accumulation Unit Value", for the Valuation Period just ended. The product is then multiplied by the assumed daily investment factor (0.99991781), for the number of days in the Valuation Period. The factor is based on the assumed net investment rate of three percent (3%) per year, compounded annually, that is reflected in the Settlement Option Tables.

     Transfers After the Annuity Commencement Date

	 After the Annuity Commencement Date, no transfers between the Fixed Account and the Separate Account are permitted. However, after a Variable Dollar Annuity Benefit has been paid for at least twelve months, the Participant may, by Written Request to the Administrative Office, transfer Annuity Units between Sub-Accounts no more than once during a twelve month period.

     Annuity Transfer Formula

	 Transfers after the Annuity Commencement Date are implemented according to the following formulas:

	 (1) Determine the number of units to be transferred from the Sub-Account as follows:

	 = AT/AUV1

	 (2) Determine the number of Annuity Units remaining in such Sub-Account (after the transfer):

	 = UNIT1 - AT/AUV1

	 (3) Determine the number of Annuity Units in the transferee Sub-Account (after the transfer):

	 = UNIT2 + AT/AUV2

	 (4) Subsequent Variable Dollar Annuity Benefit payments will reflect the changes in Annuity Units in each Sub-Account as of the next Variable Dollar Annuity Benefit payment's due date.

	 Where:

	 (AUV1) is the Annuity Unit Value of the Sub-Account that the transfer is being made from as of the end of the Valuation Period in which the transfer request was received.

	 (AUV2) is the Annuity Unit Value of the Sub-Account that the transfer is being made to as of the end of the Valuation Period in which the transfer request was received.

	 (UNIT1) is the number of Annuity Units in the Sub-Account that the transfer is being made from, before the transfer.

	 (UNIT2) is the number of Annuity Units in the Sub-Account that the transfer is being made to, before the transfer.


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 (AT) is the dollar amount being transferred from the Sub-Account.

     Settlement Options

	 Option 1: Life Annuity with Payments for at Least a Fixed Period. The Company will make a monthly payment for at least a fixed period. If the Annuitant lives longer than the fixed period, then the Company will make payments until the Annuitant's death. The fixed periods available are reflected in Annuity Table 1.

	 If, at the death of the Annuitant, payments have been made for less than the fixed period elected, the Company will continue to make payments: (i) to the contingent payee designated on the Settlement Option election form; and (ii) during the remainder of the fixed period.

	 Option 2: Life Annuity. The Company will make annuity payments until the Annuitant's death. Annuity Table 2 applies to this Option.

	 Option 3: Joint and One-Half Survivor Annuity. The Company will provide a monthly payment to an Annuitant during his/her lifetime; thereafter, upon the death of the Annuitant and receipt by the Company of Due Proof of Death, one-half of the monthly payments will continue to a designated survivor, if living, and until his/her death. Annuity Table 3 applies to this Option.

	 Option 4: Income for a Fixed Period. The Company will make payments for a fixed period. Payment intervals and amounts are shown in Annuity Table 4 and are based on a 3% guaranteed interest rate.

	 If, at the death of the Annuitant, payments have been made for less than the fixed period elected, the Company will continue to make payments: (i) to the contingent payee designated on the Settlement Option election form; and (ii) during the remainder of the fixed period.

	 Option 5: Any Other Form. The Company will make payments in the form of any other annuity which is acceptable to the Company.

     Minimum Amounts

	 If the Participant's Account Value is less than $5,000 on the Annuity Commencement Date, the Company reserves the right to pay that amount in one lump sum. If monthly payments under a Settlement Option would be less than $100, the Company may make payments quarterly, semi-annually or annually at its discretion.

	 All elected Settlement Options must comply with current applicable laws, regulations and rulings issued by any governmental agency. If at the time a Fixed Dollar Annuity Benefit is elected, the Company has available options or rates on a more favorable basis than those guaranteed, the higher benefits shall be applied and guaranteed for as long as that election remains in force.




     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 To the extent applicable, all factors, values, benefits and reserves will not be less than those required by the law of the state in which the Contract is delivered.

     Settlement Option Tables

	 The Settlement Option Tables in Appendix A reflect the dollar amount of the monthly payments for each $1,000 applied.

	 Rates for monthly payments for ages or fixed periods not shown in the Settlement Option Tables will be calculated on the same basis as those
	 shown and may be obtained from the Company.   Fixed periods shorter
	 than five years are not available.


     GENERAL PROVISIONS
     __________________________________________________________________________

     Non-participating

	 The Contract and the Certificates thereunder are non-participating. Neither the Contract nor the Certificates thereunder are eligible to share in the profits or surplus earnings of the Company's general account and will not receive dividends from the general account.

     Misstatement of Age

	 If the age of the Participant has been misstated in the Certificate Application, Annuity Benefit payments under the Certificate will be whatever the Account Value on the Annuity Commencement Date would purchase on the basis of the correct age of the Participant. If the Company has made underpayments based on any misstatement, the Company shall promptly pay the amount of any underpayment, with interest, in one lump sum. Any overpayments made shall be charged, with interest, against the next Annuity Benefit payment or succeeding Annuity Benefit payments due under the Certificate. The interest rate used will not be less than 3% per year.

     Proof of Existence and Age

	 The Company may require proof of age of the Annuitant and, if applicable, any joint payee, before any Annuity Benefit involving lifetime payments will be made.

     Facility of Payment

	 If any person receiving payments under a Certificate is incapable of giving valid receipt of payment, the Company may make such payment to the person who has legally assumed responsibility for his or her care and principal support. Any such payment shall fully discharge the Company to the extent of that payment.






     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     Transfer and Assignment

	 Neither any one Participant nor the Contract Owner may transfer, sell, assign, pledge, charge, encumber or in any way alienate his or her interest under a Certificate or the Contract, respectively. To the extent permitted by law, no benefits payable under the Contract or a Certificate will be subject to the claims of creditors.

     Annuity Data

	 The Company will not be liable for obligations which depend on the Company receiving information from a Participant until such information is received by the Company in a satisfactory form.

     Annual Report

	 At least once each Certificate Year prior to the Annuity Commencement Date, the Participant will be given a report of the current Account Value allocated to each Sub-Account, and each Fixed Account option. This report will also include any other information required by law or regulation, including all transactions which have occurred during the accounting period shown in the report.

     Incontestability

	 Each Certificate shall not be contestable by the Company.

     Entire Contract

	 The Company issues the Certificate in consideration and acceptance of the payment of the initial Purchase Payment and, where state law requires, the Participant Enrollment Form. In those states that require a written application, a copy of the Enrollment Form will be attached to and become part of the Certificate and along with the Certificate constitutes the entire Certificate. All statements made by the Participant will be considered representations and not warranties. The Company will not use any statement in defense of a claim unless it is made in the Participant Enrollment Form (or other application form) and a copy of the Participant Enrollment Form (or other application form) is attached to the Certificate when issued.

     Changes in the Contract

	 Only the Company's President, Vice President and Secretary have the authority to bind the Company or to make any change in the Contract or the Certificates thereunder and then only in writing. The Company will not be bound by any promise or representation made by any other persons.

	 The Company may not change or amend the Contract or Certificates thereunder, except as expressly provided therein, without the Participant's consent. However, the Company may change or amend the Contract or Certificates thereunder if such change or amendment is necessary for the Contract or Certificates thereunder to comply with any state or federal law, rule or regulation.


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     Waiver of the Certificate Maintenance Fee

	 The Company may waive the Certificate Maintenance Fee in certain situations where the Company expects to realize significant economies of scale with respect to sales of Contracts and Certificates. This is possible because sales costs do not increase in proportion to the Purchase Payments under the Contracts and Certificates sold; for example, the per dollar transaction cost for a sale of a Contract and Certificates with $500,000 of Purchase Payments is generally much higher than the per dollar cost for a sale of a Contract and Certificates with $1,000,000 of Purchase Payments. Thus, the applicable sales costs decline as a percentage of the Purchase Payments as the amount of Purchase Payments increases. In such a situation, the Company may be designated as a preferred variable annuity contract provider by the employer or trustee or the employee benefit plan.

     Notices and Directions

	 The Company will not be bound by any authorization, election or notice which is not in writing and received at the Company's Administrative Office.

	 Any written notice requirement by the Company to the Participant will be satisfied by the mailing of any such required written notice, by first-class mail, to the Participant's last known address as shown on the Company's records.


     FEDERAL TAX MATTERS
     __________________________________________________________________________

     Introduction

	 The following discussion is a general description of federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

	 The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Participant or the Beneficiary may depend on the type of retirement plan, and on the tax status of the individual concerned. Certain requirements must be satisfied in purchasing a Contract for a qualified plan and receiving distributions from such a Contract in order to continue to receive favorable tax treatment. The Company


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans.
	 Participants under retirement plans and Beneficiaries are cautioned that the rights of any person to any benefits may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Participants are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Therefore, purchasers of Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment ("Qualified Contracts").

	 The following discussion also is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

     Taxation of Annuities In General

	 Section 72 of the Code governs taxation of annuities in general. The Company believes that the Participant who is a natural person generally is not taxed on increases in the value of an Account until distribution occurs by withdrawing all or part of the Account Value (e.g., surrenders or annuity payments under the Settlement Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Account Value or any portion of an interest in the qualified plan generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is generally taxable as ordinary income.

	 The following discussion generally applies to a Certificate owned by a natural person under a group Contract.

     Surrenders

	 In the case of a surrender under a Qualified Contract, including withdrawals under the Systematic Withdrawal Option, a pro-rata portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" is often zero. Special tax rules may be available for certain distributions from a Qualified Contract.




     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     Annuity Payments

	 Although the tax consequences may vary depending on the Annuity Payment and Settlement Option elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Payments is taxable. For Variable Dollar Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Dollar Annuity Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of a Participant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

     Penalty Tax

	 In general, a 10% premature distribution penalty tax applies to distributions unless: (1) made on or after the date on which the Participant attains age 59 1/2; (2) made as a result of death or disability of the Participant; (3) received in substantially equal periodic payments as a life annuity or a joint and one-half survivor annuity for the lives or life expectancies of the Participant and a "designated beneficiary;" (4) made to the Participant after separation from service and attainment of age 55; (5) made under a qualified domestic relations order; or (6) to the extent they do not exceed the Participant's allowable deduction for medical care for that year. Other tax penalties may apply to certain distributions under a qualified plan.

     Taxation of Death Benefit Proceeds

	 Amounts may be distributed from the Account because of the death of a Participant. Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or
	 (2) if distributed under a Settlement Option, they are taxed in the same manner as Annuity Payments, as described above.

     Transfers, Assignments, or Exchanges of the Contract

	 A transfer of ownership of a Contract, the designation of a Beneficiary who is not also the Participant, or the exchange of a



     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 Contract may result in certain tax consequences to the Participant that are not discussed herein.

     Texas Optional Retirement Program

	 Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interests in a variable annuity policy issued under the ORP only upon:
	 (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before all or part of the Account Value can be withdrawn.

     Qualified Pension and Profit Sharing Plans and H.R.  10 Plans

	 Code section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans.

	 Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract to their specific needs.

     Withholding

	 Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Federal withholding at a flat 20% of the taxable part of the distribution is required if the distribution is eligible for rollover and the distribution is not paid as a direct rollover. In other cases, recipients generally are provided the opportunity to elect not to have tax withheld from distributions.

     Possible Changes in Taxation

	 Although as of the date of this prospectus, Congress is not actively considering any legislation regarding the taxation of annuities issued in connection with a qualified plan, there is always the possibility that the tax treatment of such annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

     Other Tax Consequences

	 As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change.


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Participant or recipient of the distribution. A competent tax adviser should be consulted for further information.

     General

	 At the time the initial Purchase Payment is paid, a prospective purchaser must specify whether the purchase is a Qualified Contract. If the initial purchase payment is derived from an exchange or surrender of another annuity contract, the Company may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. The Company will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial Purchase Payment stated above. Additional Purchase Payments under a Contract must qualify for the same federal income tax treatment as the Initial Purchase Payment under the Contract; the Company will not accept an additional Purchase Payment under a Contract if the federal income tax treatment of such Purchase Payment would be different from that of the Initial Purchase Payment.


     DISTRIBUTION OF THE CONTRACT
     __________________________________________________________________________

	 AAG Securities, Inc. ("AAG Securities") is the principal underwriter and distributor of the Contracts. AAG Securities may also serve as an underwriter and distributor of other contracts issued through the Separate Account and certain other Separate Accounts of the Company and any affiliates of the Company. AAG Securities is a wholly-owned subsidiary of American Annuity GroupSM, Inc., a publicly-traded company which is an indirect subsidiary of American Financial Group, Inc. AAG Securities is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAG Securities for acting as underwriter under a distribution agreement.

	 AAG Securities has entered into sales agreements with other broker-dealers to solicit applications for the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the Contracts may be solicited by registered representatives of the broker-dealers appointed by the Company to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable annuities.

	 Under the agreements, Contracts will be sold by registered representatives which will receive commissions from AAG Securities of


     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 up to 8% of any Purchase Payments. From time to time the Company may pay or permit other promotional incentives, in cash or credit or other compensation.


     LEGAL PROCEEDINGS
     __________________________________________________________________________

	 There are no pending legal proceedings affecting the Separate Account or AAG Securities. The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account.


     VOTING RIGHTS
     __________________________________________________________________________

	 To the extent required by applicable law, all Fund shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if the Company determines that it is allowed to vote all shares in its own right, the Company may elect to do so.

	 The person with the voting interest is the Participant. The number of votes which are available to a Participant will be calculated separately for each Sub-Account. Before the Annuity Commencement Date, that number will be determined by applying his or her percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. The Participant holds a voting interest in each Sub-Account to which the Account Value is allocated. After the Annuity Commencement Date, the number of votes decreases as Annuity Payments are made and as the number of Accumulation Units for a Certificate decreases.

	 The number of votes of a Fund will be determined as of the date coincident with the date established by that Fund for shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Funds.

	 Shares as to which no timely instructions are received and shares held by the Company as to which Participants have no beneficial interest, will be voted in proportion to the voting instructions which are received with respect to all Certificates participating in the Sub-Account. Voting instructions to abstain on any item will be applied on a pro-rata basis to reduce the votes eligible to be cast.

	 Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Fund.



     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 It should be noted that the Funds are not required to hold annual or other regular meetings of shareholders.


     AVAILABLE INFORMATION
     __________________________________________________________________________

	 The Company has filed a registration statement (the Registration Statement) with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contract and Certificates thereunder offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to the Company, the Contract and the Certificates. Statements contained in this Prospectus, as to the content of the Contract, the Certificates and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.



































     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________


     STATEMENT OF ADDITIONAL INFORMATION
     __________________________________________________________________________

	 A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:


     TABLE OF CONTENTS
     __________________________________________________________________________
									  Page

	 ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)  . . . . . . .   2

	       General Information and History   . . . . . . . . . . . . . .   2

	       State Regulation  . . . . . . . . . . . . . . . . . . . . . .   2

	 SERVICES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2

	       Safekeeping of Separate Account Assets  . . . . . . . . . . .   2

	       Records and Reports   . . . . . . . . . . . . . . . . . . . .   2

	       Experts   . . . . . . . . . . . . . . . . . . . . . . . . . .   2

	 DISTRIBUTION OF THE CONTRACTS   . . . . . . . . . . . . . . . . . .   2

	 CALCULATION OF PERFORMANCE INFORMATION  . . . . . . . . . . . . . .   3

	       Money Market Sub-Account Yield Calculation  . . . . . . . . .   3

	       Other Sub-Account Yield Calculation   . . . . . . . . . . . .   4

	       Standardized Total Return Calculation   . . . . . . . . . . .   4

	       Hypothetical Performance Data   . . . . . . . . . . . . . . .   4

	       Other Performance Data  . . . . . . . . . . . . . . . . . . .   5

	 FEDERAL TAX MATTERS   . . . . . . . . . . . . . . . . . . . . . . .   6

	       Taxation of the Company   . . . . . . . . . . . . . . . . . .   6

	       Tax Status of the Contract  . . . . . . . . . . . . . . . . .   6

	 FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . .   7









     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

	 Copies of the  Statement of Additional  Information dated  May 1,  1996
	 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company(REGISTERED), P.O. Box 5423, Cincinnati, Ohio 45201-5423.

	 Name:       . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

	 Address:    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

	 City:       . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

	 State:      . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

	 Zip:        . . . . . . . . . . . . . . . . . . . . . . . . . . . . .










































     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

				     APPENDIX A

     Settlement Option Tables

	 The Settlement Option Tables show the guaranteed dollar amount, based on unisex rates, of the monthly payments under various Settlement options for each $1,000 applied.

			   OPTION 1 TABLES - LIFE ANNUITY
		      With Payments For At Least A Fixed Period

		  60            120            180              240
		 Months        Months         Months           Months
       Age
	55       $4.55         $4.51          $4.44            $4.33
	56        4.65          4.61           4.52            4.39
	57        4.76          4.71           4.61            4.46
	58        4.87          4.81           4.70            4.53
	59        4.99          4.92           4.79            4.60
	60        5.12          5.04           4.89            4.67
	61        5.25          5.16           4.99            4.74
	62        5.40          5.29           5.09            4.81
	63        5.55          5.42           5.19            4.87
	64        5.72          5.56           5.30            4.94
	65        5.89          5.71           5.40            5.00
	66        6.08          5.86           5.51            5.06
	67        6.27          6.02           5.62            5.11
	68        6.48          6.19           5.72            5.17
	69        6.71          6.36           5.83            5.22
	70        6.95          6.54           5.93            5.26
	71        7.20          6.72           6.03            5.30
	72        7.46          6.90           6.12            5.34
	73        7.75          7.08           6.21            5.37
	74        8.04          7.27           6.30            5.40























     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

			    OPTION 2 TABLE - LIFE ANNUITY

		  60                120              180               240
		Months             Months           Months            Months
	 Age              Age               Age               Age
	  55    $4.65      60     $5.14      65      $5.95    70     $7.08
	  56     4.67      61      5.28      66       6.14    71      7.36
	  57     4.77      62      5.43      67       6.35    72      7.66
	  58     4.89      63      5.59      68       6.58    73      7.98
	  59     5.01      64      5.76      69       6.82    74      8.33

					     OPTION 3 TABLE - JOINT AND ONE-HALF SURVIVOR ANNUITY
				   Monthly payments for each $1,000 of proceeds by ages of persons named*.
								Secondary Age
	  Primary      60       61       62       63       64        65       66       67       68       69        70
	    Age

	    60        $4.73    $4.75    $4.78     $4.80    $4.83    $4.85    $4.87    $4.89     $4.92    $4.93    $4.95
	    61         4.81     4.84     4.87      4.90     4.92     4.95     4.97     5.00      5.02     5.04     5.06
	    62         4.90     4.93     4.96      4.99     5.02     5.05     5.08     5.11      5.13     5.16     5.18
	    63         4.99     5.03     5.06      5.09     5.13     5.16     5.19     5.22      5.25     5.28     5.30
	    64         5.09     5.12     5.16      5.20     5.23     5.27     5.30     5.34      5.37     5.40     5.43
	    65         5.18     5.22     5.26      5.31     5.35     5.38     5.42     5.46      5.49     5.53     5.56
	    66         5.28     5.33     5.37      5.42     5.46     5.50     5.54     5.58      5.62     5.66     5.70
	    67         5.38     5.43     5.48      5.53     5.58     5.62     5.67     5.72      5.76     5.80     5.84
	    68         5.49     5.54     5.59      5.65     5.70     5.75     5.80     5.85      5.90     5.95     5.99
	    69         5.60     5.65     5.71      5.77     5.82     5.88     5.93     5.99      6.04     6.10     6.15
	    70         5.71     5.77     5.83      5.89     5.95     6.01     6.07     6.13      6.19     6.25     6.31

     *Payments after the death of the Primary Payee will be one-half of the amount shown.






















     _____________________________________

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

		      OPTION 4 TABLE - INCOME FOR A FIXED PERIOD
	     Payments for fixed number of years for each $1,000 applied.

       Terms of                Semi-
       Payments    Annual      Annual    Quarterly     Monthly
	Years
	  6         $184.60    $ 91.62     $ 45.64        $ 15.18
	  7          160.51      79.68       39.68          13.20
	  8          142.46      70.70       35.22          11.71
	  9          128.43      63.74       31.75          10.56
	  10         117.23      58.18       28.93           9.64
	  11         108.08      53.84       26.72           8.88
	  12         100.46      49.85       24.84           8.26
	  13          94.03      46.67       23.25           7.73
	  14          88.53      43.84       21.89           7.28
	  15          83.77      41.57       20.71           6.89
	  16          79.61      39.51       19.68           6.54
	  17          75.95      37.70       18.78           6.24
	  18          72.71      36.09       17.98           5.89
	  19          69.61      34.65       17.26           5.74
	  20          67.22      33.36       16.62           5.53


     Rates for monthly payments for ages or fixed periods not shown in the above tables will be calculated on the same basis as those shown and may be obtained from the Company. Fixed periods shorter than five years are not available.






























     _____________________________________

			  This page left blank intentionally

     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
     __________________________________________________________________________

     We attach the following prospectuses:

       Fund                                              Edgar Accession
       ----                                              Number
							 ---------------

       Janus Aspen Series                                906185-96-31
		 May 1, 1996

       Dreyfus Variable Investment Fund -                813383-96-9
	   Capital Appreciation Fund
		 May 1, 1996

       Dreyfus Socially Responsible Growth Fund          890064-96-9
		 May 1, 1996

       Dreyfus Stock Index Fund                          846800-96-5
		 May 1, 1996

       The Merrill Lynch Variable Series Funds, Inc.     889812-96-401
       Basic Value Focus Fund
       Domestic Money-Market Fund
       Global Strategy Focus Fund
       High Current Income Fund

























     _____________________________________

			 ANNUITY INVESTORS VARIABLE ACCOUNT A
					  of
		 ANNUITY INVESTORS LIFE INSURANCE COMPANY[REGISTERED]
			 STATEMENT OF ADDITIONAL INFORMATION
				       for the
			   Commodore Nauticus[ServiceMark]
		  Group Flexible Premium Deferred Annuity Issued by
		       ANNUITY INVESTORS LIFE INSURANCE COMPANY
	      P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771

     The Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Commodore Nauticus, a Group Flexible Premium Deferred Annuity Contract ("Contract") offered by Annuity Investors Life Insurance Company[Registered] and the Certificates of Participation under the Contract ("Certificates"). A copy of the Prospectus dated May 1, 1996, as supplemented from time to time, may be obtained free of charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

				     May 1, 1996

     TABLE OF CONTENTS
     __________________________________________________________________________

									    Page

	   ANNUITY INVESTORS LIFE INSURANCE COMPANY[Registered]  . . . . . .   2

		  General Information and History  . . . . . . . . . . . . .   2

		  State Regulation . . . . . . . . . . . . . . . . . . . . .   2

	   SERVICES  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2

		  Safekeeping of Separate Account Assets . . . . . . . . . .   2

		  Records and Reports  . . . . . . . . . . . . . . . . . . .   2

		  Experts  . . . . . . . . . . . . . . . . . . . . . . . . .   2

	   DISTRIBUTION OF THE CONTRACTS   . . . . . . . . . . . . . . . . .   2

	   CALCULATION OF PERFORMANCE INFORMATION  . . . . . . . . . . . . .   3

		  Money Market Sub-Account Yield Calculation . . . . . . . .   3

		  Other Sub-Account Yield Calculation  . . . . . . . . . . .   4

		  Standardized Total Return Calculation  . . . . . . . . . .   4

		  Hypothetical Performance Data  . . . . . . . . . . . . . .   4

		  Other Performance Data . . . . . . . . . . . . . . . . . .   5

	   FEDERAL TAX MATTERS   . . . . . . . . . . . . . . . . . . . . . .   6

		  Taxation of the Company  . . . . . . . . . . . . . . . . .   6

		  Tax Status of the Contract . . . . . . . . . . . . . . . .   6

	   FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . .   7

     The following information supplements the information in the Prospectus about the Contract and Certificates. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.











     _________________________________________________________________________

     ANNUITY INVESTORS LIFE INSURANCE COMPANY[REGISTERED]
     ________________________________________________________________________

     General Information and History

     Annuity Investors Life Insurance Company[Registered] (the "Company"), formerly known as Carillon Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The name change occurred in the state of domicile on April 12, 1995. The Company is principally engaged in the sale of fixed and variable annuity policies.

     The Company was acquired in November, 1994, by American Annuity Group[ServiceMark], Inc. ("AAG") a Delaware corporation that is a publicly traded insurance holding company. Great American[Registered] Insurance Company ("GAIC"), an Ohio corporation, owns 80% of the common stock of AAG. GAIC is a multi-line insurance carrier and a wholly-owned subsidiary of Great American Holding Company ("GAHC"), an Ohio corporation. GAHC is a wholly-owned subsidiary of American Financial Corporation ("AFC"), an Ohio corporation. AFC is a wholly-owned subsidiary of American Financial Group, Inc. ("AFG"), an Ohio corporation. AFG is a publicly traded holding company which is engaged, through its subsidiaries, in financial businesses that include annuities, insurance and portfolio investing, and non-financial businesses that include food products and television and radio operations.

     State Regulation

     The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each such jurisdiction. Where required by law or regulation, the Contract will be modified accordingly.


     SERVICES
     ________________________________________________________________________

     Safekeeping of Separate Account Assets

     Title to assets of the Separate Account is held by the Company. The Separate Account assets are kept separate and apart from the Company's general account assets. Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

     Title to assets of the Fixed Account is held by the Company together with the Company's general account assets.

     Records and Reports

     All records and accounts relating to the Fixed Account and the Separate Account will be maintained by the Company. As presently required by the



     _________________________________________________________________________
     provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each Participant semi-annually at the Participant's last known address of record.

     Experts

     The statutory-basis financial statements of the Company included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their report thereon also appearing elsewhere herein. Such statutory-basis financial statements have been included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


     DISTRIBUTION OF THE CONTRACTS
     ________________________________________________________________________

     The offering of the Contracts is expected to be continuous, and the Company does not anticipate discontinuing the offering of the Contracts. However, the Company reserves the right to discontinue the offering of the Contracts.


     CALCULATION OF PERFORMANCE INFORMATION
     ________________________________________________________________________

     Money Market Sub-Account Yield Calculation

     In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account at the beginning of such seven-day period, dividing such net change in the value of the hypothetical account by the value of the hypothetical account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in the value of the hypothetical account reflects the deductions for the Mortality and Expense Risk and Administration Charges and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Sub-Account of the Separate Account will be lower than the yield for the Money Market Fund or any comparable substitute funding vehicle.

     The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Sub-Account for the same



     _________________________________________________________________________
     seven-day period, determined on a compounded basis. The effective yield is calculated according to the following formula:

						      365/7
	   EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1

     The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Fund or substitute funding vehicle, and operating expenses. IN ADDITION, THE YIELD FIGURES DO NOT REFLECT THE EFFECT OF ANY CONTINGENT DEFERRED SALES CHARGE ("CDSC") (OF UP TO 7% OF PURCHASE PAYMENTS) THAT MAY BE APPLICABLE ON SURRENDER.


     Other Sub-Account Yield Calculation

     The Company may from time to time disclose the current annualized yield of one or more of the Sub-Accounts (other than the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to the income generated by the Sub-Account over a specified 30-day period. Because this yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
			     6
	   YIELD=2[ (a-b + 1)  - 1]
		     ---
		      cd

     Where:

     a = net investment income earned during the period by the Portfolio attributable to the shares owned by the Sub-Account.

     b = expenses for the Sub-Account accrued for the period (net of reimbursements).

     c = the average daily number of Accumulation Units outstanding during the period.

     d = the maximum offering price per Accumulation Unit on the last day of the period.

     Net investment income will be determined in accordance with rules and regulations established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts. The yield calculations do not reflect the effect of any CDSC that may be applicable to a particular Contract. CDSCs range from 7% to


     _________________________________________________________________________

     0% of the Purchase Payments withdrawn depending on the elapsed time since the receipt of such Purchase Payments.

     Because of the charges and deductions imposed by the Separate Account, the yield for a Sub-Account will be lower than the yield for the corresponding Fund. The yield on amounts held in a Sub-Account normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield will be affected by the types and quality of portfolio securities held by the Fund and its operating expenses.

     Standardized Total Return Calculation

     The Company may from time to time also disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equal the initial amount invested to the ending redeemable value, according to the following formula:

			 n
		  P(1 + T)  = ERV

     Where:

     P = a hypothetical initial payment of $1,000.

     T = average annual total return.

     n = number of years.

     ERV = "ending redeemable value" of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

     All recurring fees that are charged to all Contracts are recognized in the ending redeemable value. The average annual total return calculations will reflect the effect of any CDSCs that may be applicable to a particular period.

     Hypothetical Performance Data

     The Company may also disclose "hypothetical" performance data for a Sub-Account, for periods before the Sub-Account commenced operations. Such performance information for the Sub-Account will be calculated based on the performance of the corresponding Fund and the assumption that the Sub-Account was in existence for the same periods as those indicated for the Fund, with a level of Contract charges currently in effect. The Fund used for these calculations will be the actual Fund in which the Sub-Account invests.





     _________________________________________________________________________

     This type of hypothetical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for a CDSC) or assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable CDSC).

     Other Performance Data

     The Company may from time to time disclose non-standardized total return in conjunction with the standardized performance data described above. Non-standardized data may reflect no CDSC or present performance data for a period other than that required by the standardized format.

     The Company may from time to time also disclose cumulative total return calculated using the following formula assuming that the CDSC percentage is 0%:

     CTR = (ERV/P) - 1

     Where:

     CTR = the cumulative total return net of Sub-Account recurring charges for the period.

     ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five or ten-year period (or fractional portion thereof).

     P = a hypothetical initial payment of $1,000.

     All non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

     The Contracts may be compared in advertising materials to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the Fixed Account Options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account or a Sub-Account, are FDIC-insured.

     Advertising materials for the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contract's particular features and their desirability and may compare Contract features with those of other variable annuities and investment products of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contract and investment alternatives generally, as well as a discussion of the risks and attributes associated

     _________________________________________________________________________
     with the investment options under the Contract. A description of the tax advantages associated with the Contract, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, management and composition of the underlying Funds, investment philosophy, investment techniques, the desirability of owning the Contract and other products and services offered by the Company or AAG Securities, Inc. ("AAG Securities").

     The Company or AAG Securities may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

     Advertising materials for the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Sub-Accounts and the Funds. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     In addition, advertising materials may quote various measures of volatility and benchmark correlations for the Sub-Accounts and the respective Funds, and compare these volatility measures and correlations with those of other separate accounts and their underlying funds.
     Measures of volatility seek to compare a sub-account's, or its underlying fund's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.







     _________________________________________________________________________

     FEDERAL TAX MATTERS
     ________________________________________________________________________

     The Contract and Certificates thereunder are designed for use by individuals in retirement plans which qualify for special tax treatment under Sections 401, 403, or 457 of the Code, and for non-tax qualified deferred compensation arrangements. The ultimate effect of federal taxes on the Account Value, on Annuity Benefits, and on the economic benefit to the Participant or the Beneficiary may depend on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned and on the Company's tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about tax implications should consult a competent tax adviser. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

     Taxation of the Company

     The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

     Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

     Tax Status of the Contract

     In certain circumstances, participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such

     _________________________________________________________________________
     as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Participant has additional flexibility in allocating Purchase Payments and Account Value. These differences could result in a Participant's being treated as the owner of a pro rata portion(s) of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a Participant from being considered the owner of a pro rata share of the assets of the Separate Account.


     FINANCIAL STATEMENTS
     ________________________________________________________________________

     The Company's audited statutory-basis financial statements for the years ended December 31, 1995 and 1994, are included herein.

     The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
















     _________________________________________________________________________

     Statutory Financial Statements

     ANNUITY INVESTORS LIFE INSURANCE COMPANY[Registered]

     Years ended December 31, 1995 and 1994

     REPORT OF INDEPENDENT AUDITORS

     Board of Directors
     Annuity Investors Life Insurance Company[Registered]

     We have audited the accompanying statutory-basis balance sheets of Annuity Investors Life Insurance Company[Registered] ("the Company") as of December 31, 1995 and 1994, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     The Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes A and I.

     In our opinion, because of the materiality of the effects of the variances between generally accepted accounting principles and the accounting practices referred to in the preceding paragraph, the financial statements referred to above are not intended to and do not present fairly, in conformity with generally accepted accounting principles, the financial position of Annuity Investors Life Insurance Company at December 31, 1995 and 1994, or the results of its operations or its cash flows for the years then ended. However, in our opinion, the supplementary information included in Note I presents fairly, in all material respects, capital and surplus at December 31, 1995 and 1994 and net income for the years then ended in conformity with generally accepted accounting principles.

     Also, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 1995 and 1994, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio.
							       Ernst & Young LLP
							       February 29, 1996

     _________________________________________________________________________

		 ANNUITY INVESTORS LIFE INSURANCE COMPANY[Registered]

				    BALANCE SHEETS

				   STATUTORY BASIS
								     December 31,
							    -------------------------------
							      1995                 1994
							      ----                 ----
       ASSETS
       Cash and investments:
       Bonds - at amortized cost
	  (market value: $8,648,412 and $7,545,390)        $ 8,554,641             $  8,291,079
       Short-term investments                               15,169,930                  425,660
       Cash                                                     93,584                   79,862
							  ------------             ------------
	  Total cash and investments                        23,818,155                8,796,601
							  ------------             ------------

       Investment income due and accrued                       220,028                  150,193
       Federal income tax recoverable                                0                   23,181
							  ------------             ------------
	  Total assets                                    $ 24,038,183             $  8,969,975
							  ============             ============
       LIABILITIES, CAPITAL AND SURPLUS
       Annuity reserves                                    $ 2,842,013              $ 2,684,376
       Interest maintenance reserve                                  8                        0
       Commissions due and accrued                                 966                        0
       General expenses due and accrued                          7,000                    3,445
       Taxes, licenses and fees due and accrued                  3,000                        0
       Federal income tax payable                                8,952                        0
       Asset valuation reserve                                   2,848                        0
       Payable to parent and affiliate                          58,415                   11,264
							  ------------             ------------
	  Total liabilities                                  2,923,202                2,699,085

	  Common stock, $100 par value:
	  - 25,000 shares authorized
	  - 20,000 shares issued and outstanding             2,000,000                2,000,000
       Gross paid in and contributed surplus                18,050,000                3,350,000
       Unassigned surplus                                    1,064,981                  920,890
							  ------------             ------------
	  Total capital and surplus                         21,114,981                6,270,890
							  ------------             ------------
	  Total liabilities, capital and surplus          $ 24,038,183             $  8,969,975
							  ============             ============
       See notes to statutory financial statements.










     _________________________________________________________________________

			      ANNUITY INVESTORS LIFE INSURANCE COMPANY[Registered]

					   SUMMARY OF OPERATIONS

					     STATUTORY BASIS

								       Year Ended December 31,
								   -------------------------------
								     1995                 1994
								     ----                 ----
       Revenues:
	 Premiums and annuity considerations                        $  58,695             $ 219,308
	 Deposit type funds                                            16,107                     0
	 Net investment income                                        552,141               432,932
								    ---------             ---------
	     Total revenue                                            626,943               652,240

       Benefits and expenses:
	 Increase in aggregate reserves                               157,637                61,627
	 Policyholders' benefits                                      109,607               280,517
	 Commissions and expense allowances on
	   reinsurance assumed                                         49,655                47,023
	 General insurance expenses                                    34,588                25,630
	 Taxes, licenses and fees                                      53,577                38,951
								    ---------             ---------
	     Total benefits and expenses                              405,064               453,748
								    ---------             ---------
       Income from operations before federal income taxes             221,879               198,492

       Provision for federal income taxes                              74,941                69,000
								    ---------             ---------
       Net income after federal income taxes before                   146,938               129,492
	 net realized capital gains

       Net realized capital gains:
	 Pretax                                                            15                     0
	 Capital gains tax                                                 (5)                    0
	 Interest maintenance reserve transfer (net of tax)                (8)                    0
								    ---------             ---------
	 Net realized capital gains transferred to IMR                      2                     0
								    ---------             ---------
       Net income                                                   $ 146,940             $ 129,492
								    =========             =========

       See notes to statutory financial statements.










     _________________________________________________________________________

			     ANNUITY INVESTORS LIFE INSURANCE COMPANY[Registered]

				   STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

						STATUTORY BASIS

								       Year Ended December 31,
								   -------------------------------
								     1995                 1994
								     ----                 ----
       Common stock:
	 Balance at beginning and end of period                   $ 2,000,000           $ 2,000,000
								  ===========           ===========
       Gross paid-in and contributed surplus:
	 Balance at beginning of year                             $ 3,350,000           $ 3,350,000
	 Surplus paid in                                           14,700,000                     0
								  -----------           -----------
	   Balance at end of year                                 $18,050,000           $ 3,350,000
								  ===========           ===========
       Unassigned funds:
	 Balance at beginning of year                             $   920,890           $   791,398
	 Net income                                                   146,940               129,492
	 Change in asset valuation reserve                             (2,849)                    0
								  -----------           -----------
	    Balance at end of year                                $ 1,064,981           $   920,890
								  ===========           ===========
       Total capital and surplus                                  $21,114,981           $ 6,270,890
								  ===========           ===========



       See notes to statutory financial statements.























     _________________________________________________________________________

			       ANNUITY INVESTORS LIFE INSURANCE COMPANY[REGISTERED]

					   STATEMENTS OF CASH FLOWS

						STATUTORY BASIS

									  Year Ended December 31,
								      -------------------------------
									 1995                 1994
									 ----                 ----
       Operating activities:
	 Premiums and annuity considerations                          $    58,695          $   219,308
	 Deposit type funds                                                16,107                    0
	 Net investment income                                            512,777              398,729
	 Surrender benefits paid                                         (109,607)            (280,517)
	 Commissions, expenses and premium and other taxes paid          (128,854)            (111,604)
	 Federal income tax paid                                          (42,813)             (76,483)
	 Increase (Decrease) in payable to parent and affiliate            47,151              (29,837)
								      -----------          -----------
	    Total operating activities                                    353,456              119,596

       Investing activities:
	 Sale, maturity or repayment of bonds                           1,167,103                    0
	 Purchase of bonds                                             (1,462,567)          (2,637,891)
								      -----------          -----------
	     Total investing activities                                  (295,464)          (2,637,891)

       Financing activities:
	 Surplus paid in                                               14,700,000                    0
								      -----------          -----------
	     Total financing activities                                14,700,000                    0
								      -----------          -----------
	 Net increase (decrease) in cash and short-term                14,757,992           (2,518,295)
	   investments

	 Cash and short-term investments at beginning of year             505,522            3,023,817
								      -----------          -----------

	 Cash and short-term investments at end of year               $15,263,514          $   505,522
								      ===========          ===========

       See notes to statutory financial statements.













     _________________________________________________________________________

     ANNUITY INVESTORS LIFE INSURANCE COMPANY[REGISTERED] NOTES TO STATUTORY FINANCIAL STATEMENTS
     -------------------------------------------------------------------------

     A.    ACCOUNTING POLICIES

     BASIS OF PRESENTATION Annuity Investors Life Insurance Company[Registered] ("AILIC"), a life insurance company domiciled in the State of Ohio, is an indirectly owned subsidiary of American Annuity Group[ServiceMark], Inc.,("AAG"), a publicly traded financial services holding company of which American Financial Group, Inc. ("AFG") owns 81%. On November 29, 1994, AILIC, formerly Carillon Life Insurance Company, was purchased from Great American[Registered] Insurance Company, a wholly-owned subsidiary of AFG.

     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the Insurance Department of the State of Ohio, which vary in some respects from generally accepted accounting principles ("GAAP"). The more significant of these differences are as follows: (a) annuity receipts are accounted for as revenues versus liabilities; (b) an Interest Maintenance Reserve ("IMR") is provided whereby interest related realized gains and losses are deferred and amortized into investment income over the expected remaining life of the security sold; (c) Asset Valuation Reserves ("AVR") are provided which reclassify a portion of surplus to liabilities; and (d) investments in bonds considered "available for sale" (as defined under GAAP) are generally recorded at amortized cost versus market.

     The preparation of the financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

     INVESTMENTS Asset values are generally stated as follows:   Bonds not
     backed by other loans, where permitted, at amortized cost using the interest method, all others at association values as determined by the NAIC Securities Valuation Office ("association value"); loan backed bonds and structured securities, where permitted, at amortized cost using the interest method, including anticipated prepayments at the date of purchase; significant changes in estimated cash flows from the original purchase assumptions accounted for on a prospective basis, all others at association value; short-term investments at cost.

     As prescribed by the NAIC, the market value for investments in bonds is determined by the values included in the Valuations of Securities manual published by the NAIC's Security Valuation Office. Those values generally represent quoted market value prices for securities traded in the public

     _________________________________________________________________________
     marketplace or analytically determined values by the Securities Valuation Office.

     The carrying values of cash and short-term investments approximate their fair values.

     ANNUITY RESERVES Annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by law. The fair market value of the reserves approximates the statement value.

     REINSURANCE Reinsurance premiums, benefits and expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

     B.    INVESTMENTS

     At December 31, 1995, fixed maturity investments in U.S. Government and government agencies and authorities had a carrying value and market value of $7.3 million, gross unrealized gains of $74,700 and gross unrealized (losses) of ($45,100). All other corporate fixed maturity investments at December 31, 1995 had a carrying value of $1.3 million, market value of $1.4 million, gross unrealized gains of $64,700 and gross unrealized (losses) of ($600). At December 31, 1994, all fixed maturity investments consisted entirely of publicly traded U.S. Treasury bonds with a carrying value of $8.3 million, market value of $7.5 million, gross unrealized gains of $1,000 and gross unrealized (losses) of ($746,000).

     Proceeds from sales of fixed maturity investments were $1.2 million in 1995. There were no sales of fixed maturity investments in 1994.

     U.S. Treasury Notes with a carrying value of $6.0 million at December 31, 1995, were on deposit as required by the insurance departments of various states.

     C.    FEDERAL INCOME TAXES

     AILIC's amount of federal income taxes incurred for recoupment in the event of future losses are approximately $75,000 in 1995, $69,000 in 1994 and $57,000 in 1993.

     D.    RELATED PARTY TRANSACTIONS

     On December 30, 1993, AILIC entered into a reinsurance agreement with Great American Life Insurance Company[Registered] ("GALIC"), an affiliated Ohio domiciled insurance company, which became AILIC's immediate parent in
     1995.   As a result of the transaction, AILIC assumed $2.6 million in deferred annuity reserves and received an equivalent amount of assets. AILIC will continue to assume premiums, surrenders and other transactions on certain policies directly written and administered by GALIC. The majority of premium income in 1995 and all premium income in 1994


     _________________________________________________________________________
     consisted of assumed reinsurance from GALIC in accordance with the agreement.

     Certain investment, administrative, management, accounting and data processing services are provided to AILIC through the use of shared facilities and personnel or under agreements between AILIC and affiliates.

     E.    DIVIDEND RESTRICTIONS

     The amount of dividends which can be paid by AILIC without prior approval of regulatory authorities is subject to restrictions relating to capital
     and surplus and net income.   AILIC may pay approximately $1.1 million in
     dividends in 1996 based on capital and surplus, without prior approval.

     F.    ANNUITY RESERVES

     At December 31, 1995, 99% of AILIC's annuity reserves were subject to discretionary withdrawal without adjustment.

     G.    OTHER ITEMS

     The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through deduction in future premium taxes in certain states. GALIC is responsible for payment of all assessments relating to premiums earned in accordance with the reinsurance agreement discussed in Note D.


























     _________________________________________________________________________

	    Annuity Investors Life Insurance Company(REGISTERED TRADEMARK)
			       STATEMENT OF CASH FLOWS
				   STATUTORY BASIS

     H.    SELECTED FINANCIAL DATA

     The following tables present selected statutory-basis financial data as of December 31, 1995 and 1994 and for the years then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in AILIC's 1995 and 1994 Statutory Annual Statements as filed with the insurance department of the State of Ohio:


							  1995             1994
						      -----------     ------------
      Gross investment income earned:
	Bonds                                          $  447,488       $  431,170
	Short-term investments                             72,980           18,168
	Cash on hand and on deposit                        41,582                0
	Aggregate write-ins for investment income               0              106
						       ----------      -----------
							  562,050          449,444
						      ===========      ===========

      Bonds by class
	Class "1"                                       8,444,399        8,291,079
	Class "2"                                         110,242                0
						      -----------      -----------
						      $ 8,554,641      $ 8,291,079
						      ===========      ===========

      Total bonds publicly traded                     $ 8,554,641      $ 8,291,079
						      ===========      ===========

      Short-term investments (book value)             $15,169,930      $   425,660
						      ===========      ===========

      Cash on deposit                                 $    93,584      $    79,862
						      ===========      ===========

      Group annuities not fully paid--account         $ 2,842,013      $ 2,684,376
	balance                                       ===========      ===========







     _________________________________________________________________________

	    Annuity Investors Life Insurance Company(REGISTERED TRADEMARK)
			       STATEMENT OF CASH FLOWS
				   STATUTORY BASIS

						 1995             1995
					    Carrying Value    Market Value
					    --------------   -------------
      Total Bonds by maturity:
	Due within 1 year or less           $   100,137       $   101,687
	Over 1 year through 5 years           4,372,211         4,366,586
	Over 5 years through 10 years         3,796,802         3,870,899
	Over 10 years through 20 years          139,901           150,719
	Over 20 years                           145,590           158,521
					     ----------        ----------
      Total bonds by maturity                $8,554,641        $8,648,412
					     ==========        ==========


     I.    VARIANCES FROM GENERALLY ACCEPTED ACCOUNTING
	   PRINCIPLES

     These financial statements have been presented in conformity with the accounting practices prescribed or permitted by the insurance department of the State of Ohio. The following table summarizes the differences between net income and surplus as determined in accordance with statutory accounting practices and GAAP for the years ended December 31, 1995 and 1994:

						    Net Income                  Capital and Surplus

					       1995            1994            1995             1994
					     --------        --------        --------         --------

      As reported on a statutory basis       $146,940       $129,492      $21,114,981       $6,270,890

      Commissions capitalized to DAC
      and amortized                               954              0              954                0
      Capital gains transferred to IMR,
      net of tax                                    8              0                8                0


      Federal income taxes                     (3,051)             0           (3,051)               0

      Unrealized gain (loss) adjustment             0              0           38,109         (485,000)

      AVR adjustment                                0              0            2,848                0
					     --------       --------      -----------       ----------
	 Total GAAP adjustments                (2,089)             0           38,868         (485,000)
					     --------       --------      -----------       ----------

      GAAP basis                             $144,851       $129,492      $21,153,849       $5,785,890
					     ========       ========      ===========       ==========



     _________________________________________________________________________